Registration No. 333-232969
811-22589
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 3
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 24
Principal National Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal National Life Insurance Company
(Name of Depositor)
Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor’s Principal Executive Offices)
(515) 246-5688
(Depositor’s Telephone Number, including Area Code)
Britney Schnathorst
Principal National Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)
Principal Variable Universal Life Income IV
(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box):
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on May 1, 2021 pursuant to paragraph (b) of Rule 485
  XX    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
    ____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

EXPLANATORY NOTE
Registrant is filing this post-effective amendment no. 24 for the Principal Variable Universal Life Income IV policy (this “Amendment”) for the sole purpose of adding a supplement to Registrant’s post-effective amendment no. 20 to its registration statement dated May 1, 2021. Except as specifically noted in the supplement, this Amendment is not intended to amend or delete any part of the Registration Statement, which is incorporated by reference herein.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

SUPPLEMENT DATED [________, 2021]
TO THE PROSPECTUS DATED MAY 1, 2021 FOR
PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME IV

This supplement updates information in the prospectus for Principal Variable Universal Life IV (the “Policy”) issued by Principal National Life Insurance Company through the Principal National Life Insurance Company Variable Life Separate Account. Retain this supplement with the prospectus.

SUMMARY: FEE TABLES

In the first table, first column, fifth row ("Surrender Charge"), rename the first line "Surrender Charge - for Policy Dates before [___, 2021]". After the fifth row, add the following new row:

Surrender Charge -for Policy Dates on or after [______, 2021]* (full surrender of Policy)	from surrender proceeds
Maximum		$57.54 per $1,000 of Face Amount
Minimum		$12.48 per $1,000 of Face Amount
Current Charge for Representative Insured(1)		$23.76 per $1,000 of Face Amount
Add “For Policy Dates before [_____, 2021]” to the heading of the second table (entitled "Periodic Charges Other than Underlying Mutual Fund Operating Expenses").

After the second table, add the following:

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
For Policy Dates on or after [_________, 2021]*
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00565 per $1,000 of Net Amount at Risk
Current Charge for Representative Insured(1)		$0.05200 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month, decreasing to $10.00 per month after the first Policy Year.
Monthly Policy Issue Charge	monthly
Maximum		$1.11925 per $1,000 of Face Amount
Minimum		$0.06737 per $1,000 of Face Amount
Current Charge for Representative Insured(1)		$0.22925 per $1,000 of Face Amount
Net Policy Loan Charge(4)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(5)
Current		1.50% of Loan Indebtedness per year(5)
Optional Insurance Benefits (Rates shown assume Insured’s risk class is standard or better).
Terminal Illness Death Benefit Advance Rider (annual interest charge)	annually, if You have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advanced per year
Current		5.50% of death proceeds advanced per year(5)
Salary Increase Rider	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Current Charge for Representative Insured(1)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Current Charge for Representative Insured(1)		$0.40 per $100 of Planned Periodic Premium

Add the following footnote to the fee tables:

*    In states where approved; otherwise, we apply the rate(s) in effect for Policy Dates before [_____, 2021], regardless of Policy Date.

GLOSSARY

Delete the definition of No-Lapse Guarantee Monthly Premium, and replace with the following:

No-Lapse Guarantee Monthly Premium - a premium which is required to be paid to guarantee the Policy will not terminate during the No-Lapse Guarantee Period.

No-Lapse Guarantee Period - the period for which the Policy is guaranteed not to terminate if the No-Lapse Guarantee Monthly Premium is paid.

For Policy Dates before [___, 2021], the No-Lapse Guarantee Period is the first ten Policy Years.

For Policy Dates on or after [___, 2021]*, the No-Lapse Guarantee Period varies based on the Insured's age, as follows:

Insured's Age on Policy Date	No-Lapse Guarantee Period
0-75 years	first 10 Policy Years
76 years	first 9 Policy Years
77 years	first 8 Policy Years
78 years	first 7 Policy Years
79 years	first 6 Policy Years
80+ years	first 5 Policy Years
*    In states where approved; otherwise, we apply the rate(s) in effect for Policy Dates before [_____, 2021], regardless of Policy Date.

CORPORATION ORGANIZATION AND OPERATION

Under The Fixed Account and Fixed DCA Account, delete the third paragraph and replace with the following:

We guarantee that Net Premiums allocated to the Fixed Accounts accrue interest daily at the following effective annual rates, compounded annually. We may, in Our sole discretion, credit interest at a higher rate. We may defer payment of proceeds payable out of the Fixed Accounts for a period of up to six months.
•2%, for Policy Dates before [_____, 2021].
•1% for Policy Dates on or after [_____, 2021] (in states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date).

CHARGES AND DEDUCTIONS

Under Monthly Policy Charge, delete the first paragraph under Cost of Insurance Charge, and replace with the following:

This charge compensates Us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the Insured’s Gender, issue age, tobacco status, and risk classification, and (ii) Our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. The monthly cost of insurance rate ranges from a minimum of $0.00565 per $1,000 net amount at risk to a maximum of $83.33333 per $1,000 net amount at risk.

Under Monthly Policy Charge, delete the last sentence of the first paragraph under Monthly Policy Issue Charge, and replace with the following:

For Policy Dates before [_____, 2021], the Monthly Policy Issue Charge ranges from a minimum of $0.04 to a maximum of $1.01 per $1,000 Face Amount. For Policy Dates on or after [_____, 2021], the Monthly Policy Issue Charge ranges from a minimum of $0.06737 to a maximum of $1.11925 per $1,000 Face Amount. (in states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date). This charge applies in all years, but may decrease beginning in Policy Year 11.

PREMIUMS

Under Premiums Affecting Guarantee Provisions - No-Lapse Guarantee, in the first and fourth paragraphs, delete "first ten Policy Years," and replace with "No-Lapse Guarantee Period."

Under Premiums Affecting Guarantee Provisions - Death Benefit Guarantee, in the first paragraph, delete "ten year period provided by the no-lapse guarantee provision" and replace with "No-Lapse Guarantee Period."

Add "For Policy Dates Before [___, 2021]" to the Example heading. Add the following after the Example:

Example (For Policy Dates on or after [_____, 2021])*
If the Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 40-year old male with a risk classification of preferred non-tobacco:

	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to Attained Age 65	$7.21	$150.21

*In states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date.

DEATH BENEFITS AND POLICY VALUES

Under Death Benefit Options, delete the final paragraph of the Example under Death Benefit Option 3 and replace with the following:

For Policy Dates before [_____, 2021], if the Definition of Life Insurance Test was the Cash Value     Accumulation Test, the applicable percentage would be 399.00% (assuming the insured is a male) and the death benefit would be $598,500.
For Policy Dates on or after [_____, 2021], if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 219.771% (assuming the insured is a male) and the death benefit would be $329,657 (in states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date).
Under IRS Definition of Life Insurance, delete the tenth and eleventh paragraphs (which begin with “The example below is based…” and "Here's the same example..." respectively), and replace with the following:

For Policy Dates before [_____, 2021]
The example below is based on the following:
•The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).
•Face Amount is $100,000.
•Death Benefit Option 1.
•Policy Value at the date of death is $25,000.
•The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).
•The minimum death benefit under the cash value accumulation test is $94,720 (assuming an applicable percentage of 379%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,835.11
Cash Value Accumulation Test	$100,000	$94,720	$74,835.11

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:
•$161,250 for the guideline premium/cash value corridor test.
•$284,160 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$85,984.12
Cash Value Accumulation Test	$100,000	$284,160	$208,691.46

For Policy Dates on or after [_____, 2021](in states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date)
The example below is based on the following:
•The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).
•Face Amount is $100,000.
•Death Benefit Option 1.
•Policy Value at the date of death is $25,000.
•The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).
•The minimum death benefit under the cash value accumulation test is $50,398 (assuming an applicable percentage of 201.591%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,917.11
Cash Value Accumulation Test	$100,000	$50,398	$74,917.11

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:
•$161,250 for the guideline premium/cash value corridor test.
•$151,193 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$86,116.35
Cash Value Accumulation Test	$100,000	$151,193	$76,067.93
Under Adjustment Options - Increase in Face Amount, delete the first paragraph and replace with the following:

You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000 ($10,000 for special underwriting programs). A Face Amount increase request made during the No-Lapse Guarantee Period will increase the No-Lapse Guarantee Monthly Premium for the remainder of the No-Lapse Guarantee Period.

LOANS

Under Policy Loans, delete the second paragraph and replace with the following:

You are charged interest on any Loan Indebtedness as follows:
•For Policy Dates before [_____, 2021], during the first ten policy years, the interest rate is 5.50% per year. After policy year ten, the interest rate is 4.00% per year.
•For Policy Dates on or after [_____, 2021], during the first ten policy years, the interest rate is 3.50% per year. After policy year ten, the interest rate is 2.00% per year (in states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date).

Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from Your Fixed Account, Fixed DCA Account and/or Division(s) and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.

Under Loan Account, delete the second paragraph and replace with the following:

Your loan account earns interest from the date of transfer as set forth below. Interest accrues daily and is paid at the end of the Policy Year. Once credited, interest is nonforfeitable.
•For Policy Dates before [_____, 2021], 4.00% of the amount in the Loan Account per year
•For Policy Dates on or after [_____, 2021], 2.00% of the amount in the Loan Account per year (in states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date)

POLICY TERMINATION AND REINSTATEMENT

Throughout the section, delete "first 10 Policy Years" and replace with "No-Lapse Guarantee Period."

In the second paragraph under No-Lapse Guarantee Test, delete "tenth Policy Year," and replace with "No-Lapse Guarantee Period."

In the fourth paragraph under Minimum Required Premium, delete "During Policy Years 11 and later" and replace with "After the No-Lapse Guarantee Period."

APPENDIX A

In Appendix A, delete the current heading and replace with the following:

APPENDIX A – SURRENDER CHARGE RATE TABLE - For Policy Dates before [_____, 2021]

In Appendix A, add the following tables to the end of the section:

APPENDIX A – SURRENDER CHARGE RATE TABLE - For Policy Dates on or after [_____, 2021]
(in states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date)

Issue Age	Male	Female	Unisex
0	12.95	12.48	12.86
1	13.06	12.56	12.96
2	13.17	12.66	13.07
3	13.30	12.76	13.19
4	13.43	12.87	13.32
5	13.56	12.99	13.45
6	13.71	13.10	13.59
7	13.85	13.23	13.73
8	14.01	13.36	13.88
9	14.17	13.49	14.04
10	14.34	13.63	14.20
11	14.52	13.78	14.38
12	14.71	13.93	14.55
13	14.90	14.09	14.74
14	15.10	14.26	14.94
15	15.31	14.43	15.14
16	15.52	14.61	15.34
17	15.73	14.79	15.55
18	15.95	14.98	15.76
19	16.16	15.17	15.97
20	16.38	15.37	16.19
21	16.62	15.59	16.42
22	16.86	15.81	16.65
23	17.11	16.04	16.90
24	17.37	16.29	17.16
25	17.65	16.54	17.43
26	17.93	16.81	17.71
27	18.23	17.08	18.01
28	18.55	17.37	18.32
29	18.88	17.68	18.65
30	19.23	18.00	18.99
31	19.60	18.33	19.35
32	19.99	18.68	19.73
33	20.39	19.05	20.13
34	20.81	19.43	20.55
35	21.25	19.83	20.98
36	21.72	20.25	21.43
37	22.19	20.69	21.90
38	22.69	21.14	22.39

39	23.22	21.61	22.91
40	23.76	22.11	23.44
41	24.32	22.63	24.00
42	24.92	23.18	24.58
43	25.53	23.75	25.19
44	26.18	24.36	25.83
45	26.87	25.01	26.51
46	27.60	25.69	27.23
47	28.37	26.41	27.99
48	29.19	27.16	28.80
49	30.06	27.96	29.65
50	30.98	28.81	30.56
51	31.97	29.70	31.53
52	33.01	30.64	32.56
53	34.12	31.64	33.64
54	35.30	32.70	34.80
55	36.56	33.82	36.03
56	37.90	35.01	37.34
57	39.32	36.27	38.73
58	40.84	37.61	40.21
59	42.45	39.03	41.79
60	44.17	40.55	43.47
61	46.01	42.16	45.26
62	47.97	43.88	47.17
63	50.05	45.71	49.21
64	52.27	47.66	51.38
65	54.64	49.74	53.69
66	57.17	51.96	56.16
67	57.52	54.33	57.54
68	57.44	56.86	57.47
69	57.35	57.52	57.39
70	57.27	57.45	57.30
71	57.19	57.37	57.22
72	57.11	57.29	57.14
73	57.03	57.20	57.07
74	56.96	57.11	56.99
75	56.88	57.02	56.91
76	56.80	56.92	56.82
77	56.70	56.82	56.72
78	56.59	56.72	56.62
79	56.48	56.62	56.51
80	56.37	56.51	56.40
81	56.26	56.42	56.29
82	56.14	56.33	56.18
83	56.06	56.25	56.10
84	55.99	56.18	56.03
85	55.95	56.13	55.99

APPENDIX B

In Appendix B, delete the current heading and replace with the following:

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE - For Policy Dates before [_____, 2021]

In Appendix B, add the following tables to the end of the section:

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE - For Policy Dates on or after [_____, 2021]
(in states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date)
Male
Policy Year

Issue
Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	98.9%	97.9%	96.9%	95.8%	80.5%	65.6%	51.0%	33.0%	9.5%	0.0%
1	100.0%	98.9%	97.8%	96.7%	95.7%	80.4%	65.5%	50.9%	32.9%	9.5%	0.0%
2	100.0%	98.9%	97.8%	96.8%	95.7%	80.4%	65.5%	50.8%	32.9%	9.5%	0.0%
3	100.0%	98.8%	97.8%	96.6%	95.6%	80.3%	65.4%	50.7%	32.8%	9.5%	0.0%
4	100.0%	98.8%	97.7%	96.6%	95.5%	80.3%	65.3%	50.7%	32.8%	9.4%	0.0%
5	100.0%	98.8%	97.7%	96.6%	95.5%	80.2%	65.3%	50.6%	32.7%	9.4%	0.0%
6	100.0%	98.8%	97.6%	96.5%	95.4%	80.1%	65.1%	50.5%	32.7%	9.4%	0.0%
7	100.0%	98.8%	97.6%	96.5%	95.3%	80.0%	65.1%	50.5%	32.6%	9.4%	0.0%
8	100.0%	98.8%	97.6%	96.4%	95.2%	80.0%	65.0%	50.4%	32.6%	9.4%	0.0%
9	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.5%	9.4%	0.0%
10	100.0%	98.8%	97.5%	96.3%	95.1%	79.8%	64.9%	50.3%	32.5%	9.4%	0.0%
11	100.0%	98.7%	97.5%	96.2%	95.1%	79.7%	64.8%	50.3%	32.5%	9.3%	0.0%
12	100.0%	98.7%	97.4%	96.2%	94.9%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
13	100.0%	98.7%	97.4%	96.2%	94.9%	79.6%	64.7%	50.2%	32.4%	9.3%	0.0%
14	100.0%	98.7%	97.4%	96.2%	94.9%	79.6%	64.7%	50.1%	32.4%	9.3%	0.0%
15	100.0%	98.6%	97.4%	96.1%	94.9%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
16	100.0%	98.7%	97.4%	96.1%	94.8%	79.5%	64.5%	50.0%	32.3%	9.3%	0.0%
17	100.0%	98.7%	97.3%	96.1%	94.7%	79.4%	64.5%	49.9%	32.2%	9.3%	0.0%
18	100.0%	98.6%	97.3%	95.9%	94.6%	79.3%	64.4%	49.8%	32.1%	9.2%	0.0%
19	100.0%	98.6%	97.3%	95.9%	94.6%	79.2%	64.3%	49.8%	32.1%	9.2%	0.0%
20	100.0%	98.6%	97.3%	95.9%	94.5%	79.1%	64.2%	49.7%	32.0%	9.2%	0.0%
21	100.0%	98.6%	97.1%	95.7%	94.4%	79.0%	64.1%	49.5%	31.9%	9.2%	0.0%
22	100.0%	98.5%	97.1%	95.7%	94.3%	78.9%	63.9%	49.5%	31.8%	9.1%	0.0%
23	100.0%	98.5%	97.1%	95.6%	94.2%	78.8%	63.8%	49.3%	31.7%	9.1%	0.0%
24	100.0%	98.5%	97.0%	95.5%	94.0%	78.7%	63.7%	49.2%	31.7%	9.1%	0.0%
25	100.0%	98.4%	96.9%	95.4%	93.9%	78.5%	63.6%	49.1%	31.6%	9.0%	0.0%
26	100.0%	98.4%	96.9%	95.3%	93.8%	78.4%	63.4%	49.0%	31.5%	9.0%	0.0%
27	100.0%	98.4%	96.8%	95.2%	93.6%	78.2%	63.3%	48.9%	31.4%	9.0%	0.0%
28	100.0%	98.3%	96.7%	95.1%	93.5%	78.1%	63.2%	48.7%	31.3%	9.0%	0.0%
29	100.0%	98.3%	96.7%	95.0%	93.4%	78.0%	63.1%	48.6%	31.2%	8.9%	0.0%
30	100.0%	98.3%	96.6%	94.9%	93.2%	77.8%	62.9%	48.5%	31.2%	8.9%	0.0%
31	100.0%	98.2%	96.5%	94.8%	93.1%	77.7%	62.8%	48.4%	31.1%	8.9%	0.0%
32	100.0%	98.2%	96.4%	94.7%	93.0%	77.6%	62.7%	48.3%	31.0%	8.9%	0.0%
33	100.0%	98.2%	96.4%	94.7%	92.9%	77.5%	62.6%	48.2%	30.9%	8.8%	0.0%
34	100.0%	98.2%	96.3%	94.6%	92.7%	77.3%	62.4%	48.0%	30.8%	8.8%	0.0%

35	100.0%	98.1%	96.3%	94.4%	92.6%	77.2%	62.3%	47.9%	30.7%	8.8%	0.0%
36	100.0%	98.1%	96.2%	94.3%	92.4%	77.0%	62.1%	47.8%	30.6%	8.7%	0.0%
37	100.0%	98.1%	96.2%	94.3%	92.4%	76.9%	62.0%	47.7%	30.5%	8.7%	0.0%
38	100.0%	98.0%	96.1%	94.1%	92.2%	76.8%	61.8%	47.5%	30.4%	8.7%	0.0%
39	100.0%	98.0%	96.0%	94.0%	92.0%	76.5%	61.6%	47.3%	30.2%	8.6%	0.0%
40	100.0%	97.9%	95.9%	93.9%	91.8%	76.3%	61.5%	47.1%	30.1%	8.6%	0.0%
41	100.0%	97.9%	95.8%	93.7%	91.7%	76.2%	61.3%	46.9%	30.0%	8.5%	0.0%
42	100.0%	97.8%	95.7%	93.6%	91.4%	75.9%	61.0%	46.7%	29.8%	8.5%	0.0%
43	100.0%	97.8%	95.6%	93.4%	91.2%	75.7%	60.8%	46.5%	29.7%	8.4%	0.0%
44	100.0%	97.7%	95.5%	93.3%	91.0%	75.5%	60.5%	46.3%	29.5%	8.4%	0.0%
45	100.0%	97.7%	95.4%	93.1%	90.8%	75.2%	60.3%	46.1%	29.3%	8.3%	0.0%
46	100.0%	97.6%	95.2%	92.8%	90.5%	74.9%	60.0%	45.8%	29.1%	8.2%	0.0%
47	100.0%	97.5%	95.1%	92.7%	90.2%	74.6%	59.7%	45.6%	29.0%	8.2%	0.0%
48	100.0%	97.4%	94.9%	92.4%	89.9%	74.3%	59.5%	45.3%	28.8%	8.1%	0.0%
49	100.0%	97.4%	94.8%	92.2%	89.7%	74.1%	59.2%	45.1%	28.6%	8.1%	0.0%
50	100.0%	97.3%	94.7%	92.0%	89.4%	73.8%	58.9%	44.8%	28.4%	8.0%	0.0%
51	100.0%	97.2%	94.5%	91.8%	89.1%	73.5%	58.6%	44.6%	28.2%	7.9%	0.0%
52	100.0%	97.2%	94.4%	91.6%	88.8%	73.2%	58.3%	44.3%	28.0%	7.9%	0.0%
53	100.0%	97.1%	94.2%	91.4%	88.5%	72.8%	58.0%	44.0%	27.8%	7.8%	0.0%
54	100.0%	97.0%	94.1%	91.1%	88.2%	72.5%	57.7%	43.8%	27.6%	7.8%	0.0%
55	100.0%	96.9%	93.9%	90.9%	87.9%	72.2%	57.4%	43.5%	27.4%	7.7%	0.0%
56	100.0%	96.8%	93.7%	90.6%	87.5%	71.9%	57.1%	43.2%	27.2%	7.6%	0.0%
57	100.0%	96.7%	93.5%	90.4%	87.2%	71.5%	56.7%	42.9%	27.0%	7.6%	0.0%
58	100.0%	96.6%	93.4%	90.1%	86.9%	71.2%	56.4%	42.6%	26.8%	7.5%	0.0%
59	100.0%	96.6%	93.2%	89.9%	86.5%	70.8%	56.1%	42.3%	26.5%	7.4%	0.0%
60	100.0%	96.5%	93.0%	89.6%	86.2%	70.5%	55.7%	42.0%	26.3%	7.3%	0.0%
61	100.0%	96.4%	92.8%	89.3%	85.8%	70.1%	55.3%	41.6%	26.1%	7.3%	0.0%
62	100.0%	96.3%	92.6%	89.0%	85.5%	69.7%	54.9%	41.3%	25.8%	7.2%	0.0%
63	100.0%	96.2%	92.4%	88.7%	85.1%	69.3%	54.5%	40.9%	25.5%	7.1%	0.0%
64	100.0%	96.1%	92.2%	88.4%	84.7%	68.8%	54.1%	40.5%	25.3%	7.0%	0.0%
65	100.0%	96.0%	92.0%	88.1%	84.2%	68.4%	53.7%	40.1%	25.0%	6.9%	0.0%
66	100.0%	95.8%	91.7%	87.7%	83.7%	67.9%	53.2%	39.8%	24.7%	6.8%	0.0%
67	100.0%	95.7%	91.5%	87.3%	83.2%	67.4%	52.8%	39.4%	24.4%	6.7%	0.0%
68	100.0%	95.5%	91.2%	86.9%	82.8%	66.9%	52.3%	39.0%	24.2%	6.7%	0.0%
69	100.0%	95.4%	91.0%	86.6%	82.3%	66.5%	51.9%	38.6%	23.9%	6.6%	0.0%
70	100.0%	95.3%	90.7%	86.2%	81.9%	66.0%	51.5%	38.2%	23.6%	6.5%	0.0%
71	100.0%	95.1%	90.5%	85.9%	81.4%	65.6%	51.0%	37.8%	23.3%	6.4%	0.0%
72	100.0%	95.0%	90.2%	85.5%	81.0%	65.1%	50.6%	37.4%	23.0%	6.3%	0.0%
73	100.0%	94.9%	90.0%	85.2%	80.5%	64.6%	50.1%	37.0%	22.7%	6.2%	0.0%
74	100.0%	94.8%	89.7%	84.8%	80.0%	64.0%	49.6%	36.5%	22.4%	6.1%	0.0%
75	100.0%	94.6%	89.4%	84.4%	79.4%	63.5%	49.0%	36.0%	22.0%	6.0%	0.0%
76	100.0%	94.5%	89.1%	83.9%	78.8%	62.9%	48.4%	35.6%	21.7%	5.9%	0.0%
77	100.0%	94.3%	88.8%	83.4%	78.2%	62.2%	47.9%	35.1%	21.4%	5.8%	0.0%
78	100.0%	94.1%	88.4%	82.9%	77.6%	61.7%	47.4%	34.7%	21.2%	5.8%	0.0%
79	100.0%	93.9%	88.1%	82.4%	77.0%	61.1%	46.9%	34.4%	21.0%	5.7%	0.0%
80	100.0%	93.7%	87.7%	81.9%	76.5%	60.7%	46.6%	34.2%	20.9%	5.7%	0.0%
81	100.0%	93.5%	87.4%	81.6%	76.1%	60.3%	46.4%	34.1%	20.9%	5.7%	0.0%
82	100.0%	93.4%	87.2%	81.3%	75.8%	60.2%	46.4%	34.1%	21.0%	5.8%	0.0%
83	100.0%	93.3%	87.0%	81.1%	75.7%	60.2%	46.5%	34.4%	21.2%	5.8%	0.0%
84	100.0%	93.2%	86.9%	81.2%	75.9%	60.5%	46.8%	34.7%	21.5%	5.9%	0.0%
85	100.0%	93.2%	87.0%	81.4%	76.3%	61.0%	47.4%	35.2%	21.8%	6.0%	0.0%

Female
Policy Year

Issue
Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	99.0%	97.9%	97.0%	96.0%	80.8%	65.8%	51.1%	33.1%	9.5%	0.0%
1	100.0%	99.0%	98.0%	97.0%	96.0%	80.7%	65.8%	51.1%	33.1%	9.5%	0.0%
2	100.0%	98.9%	97.9%	96.9%	95.8%	80.6%	65.7%	51.0%	33.0%	9.5%	0.0%
3	100.0%	98.9%	97.9%	96.9%	95.8%	80.6%	65.6%	51.0%	33.0%	9.5%	0.0%
4	100.0%	98.9%	97.9%	96.8%	95.8%	80.5%	65.5%	50.9%	32.9%	9.5%	0.0%
5	100.0%	98.9%	97.8%	96.7%	95.6%	80.4%	65.4%	50.8%	32.9%	9.5%	0.0%
6	100.0%	98.9%	97.8%	96.7%	95.7%	80.4%	65.4%	50.8%	32.8%	9.5%	0.0%
7	100.0%	98.8%	97.8%	96.6%	95.5%	80.2%	65.3%	50.7%	32.8%	9.4%	0.0%
8	100.0%	98.8%	97.7%	96.6%	95.5%	80.2%	65.2%	50.6%	32.7%	9.4%	0.0%
9	100.0%	98.8%	97.7%	96.5%	95.4%	80.1%	65.2%	50.6%	32.7%	9.4%	0.0%
10	100.0%	98.8%	97.7%	96.5%	95.3%	80.1%	65.1%	50.5%	32.6%	9.4%	0.0%
11	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.6%	9.4%	0.0%
12	100.0%	98.7%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.5%	9.4%	0.0%
13	100.0%	98.7%	97.5%	96.3%	95.1%	79.9%	64.9%	50.3%	32.5%	9.4%	0.0%
14	100.0%	98.7%	97.5%	96.3%	95.0%	79.8%	64.8%	50.3%	32.4%	9.3%	0.0%
15	100.0%	98.7%	97.5%	96.3%	95.0%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
16	100.0%	98.7%	97.4%	96.2%	94.9%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
17	100.0%	98.7%	97.4%	96.1%	94.8%	79.5%	64.6%	50.0%	32.3%	9.3%	0.0%
18	100.0%	98.6%	97.3%	96.0%	94.7%	79.4%	64.4%	49.9%	32.2%	9.3%	0.0%
19	100.0%	98.6%	97.3%	96.0%	94.7%	79.3%	64.4%	49.9%	32.1%	9.2%	0.0%
20	100.0%	98.6%	97.3%	95.9%	94.5%	79.2%	64.3%	49.8%	32.1%	9.2%	0.0%
21	100.0%	98.5%	97.2%	95.8%	94.4%	79.1%	64.2%	49.6%	32.0%	9.2%	0.0%
22	100.0%	98.6%	97.2%	95.8%	94.4%	79.0%	64.1%	49.6%	31.9%	9.2%	0.0%
23	100.0%	98.6%	97.1%	95.7%	94.3%	78.9%	64.0%	49.5%	31.8%	9.1%	0.0%
24	100.0%	98.5%	97.1%	95.6%	94.1%	78.8%	63.9%	49.4%	31.8%	9.1%	0.0%
25	100.0%	98.5%	97.0%	95.5%	94.0%	78.7%	63.7%	49.2%	31.7%	9.1%	0.0%
26	100.0%	98.4%	96.9%	95.4%	93.9%	78.5%	63.6%	49.1%	31.6%	9.1%	0.0%
27	100.0%	98.4%	96.9%	95.4%	93.8%	78.4%	63.5%	49.0%	31.5%	9.0%	0.0%
28	100.0%	98.4%	96.8%	95.3%	93.7%	78.3%	63.4%	49.0%	31.5%	9.0%	0.0%
29	100.0%	98.4%	96.8%	95.1%	93.6%	78.2%	63.3%	48.8%	31.4%	9.0%	0.0%
30	100.0%	98.3%	96.7%	95.1%	93.5%	78.1%	63.1%	48.7%	31.3%	9.0%	0.0%
31	100.0%	98.3%	96.7%	95.0%	93.3%	78.0%	63.0%	48.6%	31.2%	8.9%	0.0%
32	100.0%	98.3%	96.6%	94.9%	93.2%	77.8%	62.9%	48.5%	31.1%	8.9%	0.0%
33	100.0%	98.2%	96.5%	94.8%	93.1%	77.6%	62.7%	48.3%	31.0%	8.9%	0.0%
34	100.0%	98.2%	96.5%	94.7%	93.0%	77.5%	62.6%	48.2%	30.9%	8.8%	0.0%
35	100.0%	98.2%	96.4%	94.6%	92.8%	77.4%	62.5%	48.1%	30.8%	8.8%	0.0%
36	100.0%	98.1%	96.3%	94.5%	92.6%	77.2%	62.3%	47.9%	30.7%	8.8%	0.0%
37	100.0%	98.1%	96.2%	94.3%	92.5%	77.0%	62.2%	47.8%	30.6%	8.7%	0.0%
38	100.0%	98.1%	96.2%	94.3%	92.3%	76.9%	62.0%	47.6%	30.5%	8.7%	0.0%
39	100.0%	98.1%	96.1%	94.2%	92.2%	76.7%	61.8%	47.5%	30.4%	8.6%	0.0%
40	100.0%	98.0%	96.0%	94.0%	92.0%	76.5%	61.6%	47.3%	30.2%	8.6%	0.0%
41	100.0%	97.9%	95.9%	93.9%	91.8%	76.3%	61.4%	47.1%	30.1%	8.6%	0.0%
42	100.0%	97.9%	95.8%	93.7%	91.6%	76.1%	61.2%	46.9%	30.0%	8.5%	0.0%
43	100.0%	97.8%	95.7%	93.6%	91.4%	75.9%	61.0%	46.8%	29.8%	8.5%	0.0%
44	100.0%	97.8%	95.6%	93.4%	91.2%	75.7%	60.8%	46.6%	29.7%	8.4%	0.0%
45	100.0%	97.7%	95.5%	93.2%	91.0%	75.4%	60.6%	46.4%	29.5%	8.4%	0.0%
46	100.0%	97.7%	95.4%	93.1%	90.8%	75.2%	60.3%	46.1%	29.4%	8.3%	0.0%

47	100.0%	97.6%	95.3%	92.9%	90.5%	75.0%	60.1%	45.9%	29.2%	8.3%	0.0%
48	100.0%	97.6%	95.2%	92.7%	90.3%	74.8%	59.9%	45.7%	29.1%	8.2%	0.0%
49	100.0%	97.5%	95.0%	92.5%	90.1%	74.5%	59.6%	45.5%	28.9%	8.2%	0.0%
50	100.0%	97.4%	94.9%	92.3%	89.8%	74.2%	59.4%	45.3%	28.7%	8.1%	0.0%
51	100.0%	97.4%	94.8%	92.2%	89.6%	74.0%	59.1%	45.0%	28.5%	8.1%	0.0%
52	100.0%	97.3%	94.6%	92.0%	89.3%	73.7%	58.8%	44.8%	28.4%	8.0%	0.0%
53	100.0%	97.2%	94.5%	91.8%	89.0%	73.4%	58.5%	44.5%	28.2%	7.9%	0.0%
54	100.0%	97.1%	94.3%	91.5%	88.7%	73.1%	58.2%	44.3%	28.0%	7.9%	0.0%
55	100.0%	97.1%	94.2%	91.3%	88.4%	72.8%	58.0%	44.0%	27.8%	7.8%	0.0%
56	100.0%	97.0%	94.0%	91.1%	88.1%	72.5%	57.6%	43.7%	27.6%	7.7%	0.0%
57	100.0%	96.9%	93.9%	90.8%	87.8%	72.2%	57.3%	43.4%	27.4%	7.7%	0.0%
58	100.0%	96.8%	93.7%	90.6%	87.5%	71.8%	57.0%	43.2%	27.2%	7.6%	0.0%
59	100.0%	96.7%	93.5%	90.3%	87.2%	71.5%	56.7%	42.9%	27.0%	7.5%	0.0%
60	100.0%	96.6%	93.3%	90.1%	86.9%	71.1%	56.4%	42.6%	26.7%	7.5%	0.0%
61	100.0%	96.6%	93.2%	89.8%	86.5%	70.8%	56.0%	42.3%	26.5%	7.4%	0.0%
62	100.0%	96.4%	93.0%	89.6%	86.2%	70.4%	55.7%	41.9%	26.3%	7.3%	0.0%
63	100.0%	96.4%	92.8%	89.3%	85.8%	70.0%	55.3%	41.6%	26.0%	7.3%	0.0%
64	100.0%	96.3%	92.6%	89.0%	85.4%	69.7%	54.9%	41.3%	25.8%	7.2%	0.0%
65	100.0%	96.2%	92.4%	88.7%	85.1%	69.3%	54.5%	40.9%	25.5%	7.1%	0.0%
66	100.0%	96.0%	92.2%	88.4%	84.6%	68.8%	54.1%	40.6%	25.3%	7.0%	0.0%
67	100.0%	95.9%	92.0%	88.1%	84.2%	68.4%	53.7%	40.2%	25.0%	6.9%	0.0%
68	100.0%	95.8%	91.8%	87.8%	83.8%	68.0%	53.3%	39.8%	24.7%	6.8%	0.0%
69	100.0%	95.7%	91.5%	87.4%	83.3%	67.5%	52.8%	39.4%	24.4%	6.7%	0.0%
70	100.0%	95.6%	91.3%	87.0%	82.8%	67.0%	52.3%	38.9%	24.1%	6.6%	0.0%
71	100.0%	95.5%	91.0%	86.6%	82.3%	66.4%	51.8%	38.5%	23.8%	6.5%	0.0%
72	100.0%	95.3%	90.7%	86.2%	81.8%	65.9%	51.3%	38.1%	23.5%	6.4%	0.0%
73	100.0%	95.2%	90.4%	85.8%	81.3%	65.4%	50.8%	37.6%	23.1%	6.3%	0.0%
74	100.0%	95.0%	90.1%	85.4%	80.7%	64.8%	50.3%	37.1%	22.8%	6.2%	0.0%
75	100.0%	94.8%	89.8%	84.9%	80.1%	64.2%	49.7%	36.7%	22.5%	6.2%	0.0%
76	100.0%	94.7%	89.5%	84.5%	79.6%	63.6%	49.2%	36.3%	22.2%	6.1%	0.0%
77	100.0%	94.5%	89.2%	84.0%	79.0%	63.1%	48.7%	35.9%	22.0%	6.0%	0.0%
78	100.0%	94.3%	88.9%	83.6%	78.5%	62.6%	48.3%	35.5%	21.7%	5.9%	0.0%
79	100.0%	94.2%	88.5%	83.1%	78.0%	62.1%	47.8%	35.2%	21.5%	5.9%	0.0%
80	100.0%	94.0%	88.3%	82.8%	77.5%	61.7%	47.5%	34.9%	21.4%	5.8%	0.0%
81	100.0%	93.9%	88.0%	82.4%	77.1%	61.3%	47.2%	34.7%	21.2%	5.8%	0.0%
82	100.0%	93.7%	87.8%	82.1%	76.8%	61.1%	47.0%	34.5%	21.2%	5.8%	0.0%
83	100.0%	93.6%	87.6%	81.9%	76.6%	60.9%	46.9%	34.5%	21.1%	5.8%	0.0%
84	100.0%	93.5%	87.5%	81.8%	76.5%	60.8%	46.8%	34.4%	21.1%	5.8%	0.0%
85	100.0%	93.5%	87.4%	81.7%	76.4%	60.8%	46.8%	34.4%	21.1%	5.8%	0.0%

Unisex
Policy Year

Issue
Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	98.9%	97.9%	96.8%	95.8%	80.6%	65.6%	51.0%	33.0%	9.5%	0.0%
1	100.0%	98.9%	97.9%	96.9%	95.8%	80.5%	65.6%	50.9%	32.9%	9.5%	0.0%
2	100.0%	99.0%	97.9%	96.8%	95.7%	80.4%	65.5%	50.9%	32.9%	9.5%	0.0%
3	100.0%	98.9%	97.8%	96.8%	95.6%	80.4%	65.4%	50.8%	32.9%	9.5%	0.0%
4	100.0%	98.8%	97.8%	96.6%	95.6%	80.3%	65.3%	50.7%	32.8%	9.5%	0.0%
5	100.0%	98.8%	97.7%	96.6%	95.5%	80.3%	65.3%	50.7%	32.8%	9.4%	0.0%
6	100.0%	98.8%	97.7%	96.6%	95.4%	80.1%	65.2%	50.6%	32.7%	9.4%	0.0%
7	100.0%	98.9%	97.7%	96.5%	95.4%	80.1%	65.2%	50.6%	32.7%	9.4%	0.0%
8	100.0%	98.8%	97.6%	96.5%	95.3%	80.0%	65.1%	50.5%	32.6%	9.4%	0.0%
9	100.0%	98.7%	97.6%	96.4%	95.2%	79.9%	65.0%	50.4%	32.6%	9.4%	0.0%
10	100.0%	98.8%	97.6%	96.4%	95.2%	79.9%	64.9%	50.4%	32.6%	9.4%	0.0%
11	100.0%	98.7%	97.4%	96.3%	95.0%	79.7%	64.8%	50.3%	32.5%	9.3%	0.0%
12	100.0%	98.7%	97.5%	96.2%	95.1%	79.7%	64.9%	50.3%	32.5%	9.3%	0.0%
13	100.0%	98.7%	97.4%	96.2%	95.0%	79.7%	64.8%	50.2%	32.4%	9.3%	0.0%
14	100.0%	98.7%	97.4%	96.1%	94.9%	79.6%	64.7%	50.1%	32.4%	9.3%	0.0%
15	100.0%	98.6%	97.4%	96.1%	94.9%	79.6%	64.6%	50.1%	32.3%	9.3%	0.0%
16	100.0%	98.6%	97.4%	96.1%	94.8%	79.5%	64.6%	50.0%	32.3%	9.3%	0.0%
17	100.0%	98.7%	97.3%	96.0%	94.7%	79.4%	64.5%	49.9%	32.2%	9.3%	0.0%
18	100.0%	98.6%	97.3%	96.0%	94.6%	79.3%	64.4%	49.8%	32.1%	9.2%	0.0%
19	100.0%	98.6%	97.3%	95.9%	94.6%	79.3%	64.3%	49.8%	32.1%	9.2%	0.0%
20	100.0%	98.6%	97.2%	95.8%	94.5%	79.1%	64.2%	49.7%	32.0%	9.2%	0.0%
21	100.0%	98.5%	97.1%	95.7%	94.3%	79.0%	64.1%	49.6%	31.9%	9.2%	0.0%
22	100.0%	98.6%	97.1%	95.7%	94.3%	78.9%	64.0%	49.5%	31.8%	9.1%	0.0%
23	100.0%	98.5%	97.1%	95.6%	94.2%	78.8%	63.9%	49.4%	31.8%	9.1%	0.0%
24	100.0%	98.5%	97.0%	95.5%	94.1%	78.7%	63.8%	49.3%	31.7%	9.1%	0.0%
25	100.0%	98.5%	97.0%	95.4%	93.9%	78.6%	63.6%	49.1%	31.6%	9.1%	0.0%
26	100.0%	98.4%	96.9%	95.4%	93.8%	78.4%	63.5%	49.0%	31.5%	9.0%	0.0%
27	100.0%	98.4%	96.8%	95.2%	93.6%	78.3%	63.4%	48.9%	31.4%	9.0%	0.0%
28	100.0%	98.4%	96.7%	95.1%	93.5%	78.1%	63.2%	48.8%	31.3%	9.0%	0.0%
29	100.0%	98.3%	96.7%	95.0%	93.4%	78.0%	63.1%	48.7%	31.3%	8.9%	0.0%
30	100.0%	98.3%	96.6%	94.9%	93.3%	77.9%	63.0%	48.6%	31.2%	8.9%	0.0%
31	100.0%	98.3%	96.6%	94.9%	93.2%	77.8%	62.8%	48.5%	31.1%	8.9%	0.0%
32	100.0%	98.2%	96.5%	94.8%	93.1%	77.6%	62.7%	48.3%	31.0%	8.9%	0.0%
33	100.0%	98.2%	96.4%	94.7%	92.9%	77.5%	62.6%	48.2%	30.9%	8.8%	0.0%
34	100.0%	98.1%	96.3%	94.5%	92.7%	77.3%	62.4%	48.1%	30.8%	8.8%	0.0%
35	100.0%	98.1%	96.3%	94.5%	92.7%	77.2%	62.3%	47.9%	30.7%	8.8%	0.0%
36	100.0%	98.1%	96.2%	94.4%	92.5%	77.1%	62.2%	47.8%	30.6%	8.7%	0.0%
37	100.0%	98.1%	96.2%	94.3%	92.4%	76.9%	62.0%	47.7%	30.5%	8.7%	0.0%
38	100.0%	98.0%	96.1%	94.2%	92.2%	76.8%	61.9%	47.5%	30.4%	8.7%	0.0%
39	100.0%	97.9%	96.0%	94.0%	92.0%	76.6%	61.7%	47.3%	30.3%	8.6%	0.0%
40	100.0%	97.9%	95.9%	93.9%	91.9%	76.4%	61.5%	47.2%	30.1%	8.6%	0.0%
41	100.0%	97.9%	95.8%	93.7%	91.7%	76.2%	61.3%	47.0%	30.0%	8.5%	0.0%
42	100.0%	97.8%	95.7%	93.6%	91.4%	75.9%	61.0%	46.8%	29.8%	8.5%	0.0%
43	100.0%	97.8%	95.6%	93.4%	91.3%	75.7%	60.8%	46.6%	29.7%	8.4%	0.0%
44	100.0%	97.7%	95.5%	93.3%	91.0%	75.5%	60.6%	46.4%	29.5%	8.4%	0.0%
45	100.0%	97.7%	95.4%	93.1%	90.8%	75.2%	60.3%	46.1%	29.4%	8.3%	0.0%
46	100.0%	97.6%	95.2%	92.9%	90.5%	75.0%	60.1%	45.9%	29.2%	8.3%	0.0%
47	100.0%	97.6%	95.1%	92.7%	90.3%	74.7%	59.8%	45.7%	29.0%	8.2%	0.0%
48	100.0%	97.5%	95.0%	92.5%	90.0%	74.4%	59.5%	45.4%	28.8%	8.1%	0.0%
49	100.0%	97.4%	94.9%	92.3%	89.8%	74.1%	59.3%	45.2%	28.7%	8.1%	0.0%

50	100.0%	97.3%	94.7%	92.1%	89.5%	73.8%	59.0%	44.9%	28.5%	8.0%	0.0%
51	100.0%	97.3%	94.6%	91.9%	89.2%	73.6%	58.7%	44.7%	28.3%	8.0%	0.0%
52	100.0%	97.2%	94.4%	91.7%	88.9%	73.3%	58.4%	44.4%	28.1%	7.9%	0.0%
53	100.0%	97.1%	94.3%	91.4%	88.6%	72.9%	58.1%	44.1%	27.9%	7.8%	0.0%
54	100.0%	97.0%	94.1%	91.2%	88.3%	72.6%	57.8%	43.8%	27.7%	7.8%	0.0%
55	100.0%	97.0%	94.0%	91.0%	88.0%	72.3%	57.5%	43.6%	27.5%	7.7%	0.0%
56	100.0%	96.9%	93.8%	90.7%	87.7%	72.0%	57.2%	43.3%	27.3%	7.6%	0.0%
57	100.0%	96.8%	93.6%	90.5%	87.3%	71.6%	56.8%	43.0%	27.1%	7.6%	0.0%
58	100.0%	96.7%	93.4%	90.2%	87.0%	71.3%	56.5%	42.7%	26.8%	7.5%	0.0%
59	100.0%	96.6%	93.2%	89.9%	86.7%	70.9%	56.2%	42.4%	26.6%	7.4%	0.0%
60	100.0%	96.5%	93.1%	89.7%	86.3%	70.6%	55.8%	42.1%	26.4%	7.4%	0.0%
61	100.0%	96.4%	92.9%	89.4%	86.0%	70.2%	55.5%	41.8%	26.1%	7.3%	0.0%
62	100.0%	96.3%	92.7%	89.1%	85.6%	69.8%	55.1%	41.4%	25.9%	7.2%	0.0%
63	100.0%	96.2%	92.5%	88.8%	85.2%	69.4%	54.7%	41.0%	25.6%	7.1%	0.0%
64	100.0%	96.1%	92.3%	88.5%	84.8%	69.0%	54.3%	40.7%	25.4%	7.0%	0.0%
65	100.0%	96.0%	92.1%	88.2%	84.4%	68.5%	53.8%	40.3%	25.1%	7.0%	0.0%
66	100.0%	95.9%	91.8%	87.8%	83.9%	68.1%	53.4%	39.9%	24.8%	6.9%	0.0%
67	100.0%	95.7%	91.6%	87.5%	83.4%	67.6%	53.0%	39.5%	24.5%	6.8%	0.0%
68	100.0%	95.6%	91.3%	87.1%	83.0%	67.1%	52.5%	39.1%	24.3%	6.7%	0.0%
69	100.0%	95.5%	91.1%	86.7%	82.5%	66.6%	52.1%	38.8%	24.0%	6.6%	0.0%
70	100.0%	95.3%	90.8%	86.4%	82.1%	66.2%	51.6%	38.4%	23.7%	6.5%	0.0%
71	100.0%	95.2%	90.6%	86.0%	81.6%	65.7%	51.2%	38.0%	23.4%	6.4%	0.0%
72	100.0%	95.1%	90.3%	85.7%	81.2%	65.3%	50.7%	37.5%	23.1%	6.3%	0.0%
73	100.0%	94.9%	90.1%	85.3%	80.7%	64.7%	50.2%	37.1%	22.8%	6.2%	0.0%
74	100.0%	94.8%	89.8%	84.9%	80.1%	64.2%	49.7%	36.6%	22.5%	6.1%	0.0%
75	100.0%	94.7%	89.5%	84.5%	79.6%	63.6%	49.2%	36.2%	22.1%	6.0%	0.0%
76	100.0%	94.5%	89.2%	84.0%	79.0%	63.0%	48.6%	35.7%	21.8%	5.9%	0.0%
77	100.0%	94.3%	88.9%	83.5%	78.4%	62.4%	48.1%	35.3%	21.5%	5.9%	0.0%
78	100.0%	94.1%	88.5%	83.0%	77.7%	61.8%	47.6%	34.9%	21.3%	5.8%	0.0%
79	100.0%	94.0%	88.2%	82.6%	77.2%	61.3%	47.1%	34.6%	21.1%	5.8%	0.0%
80	100.0%	93.8%	87.8%	82.1%	76.7%	60.9%	46.8%	34.3%	21.0%	5.7%	0.0%
81	100.0%	93.6%	87.5%	81.7%	76.3%	60.6%	46.6%	34.2%	21.0%	5.7%	0.0%
82	100.0%	93.5%	87.3%	81.5%	76.0%	60.4%	46.5%	34.2%	21.1%	5.8%	0.0%
83	100.0%	93.3%	87.1%	81.3%	75.9%	60.4%	46.6%	34.4%	21.2%	5.8%	0.0%
84	100.0%	93.3%	87.1%	81.3%	76.0%	60.6%	46.9%	34.7%	21.4%	5.9%	0.0%
85	100.0%	93.3%	87.1%	81.5%	76.3%	61.0%	47.3%	35.1%	21.7%	6.0%	0.0%

APPENDIX C

In Appendix C, delete the current heading and replace with the following:

APPENDIX C – TARGET PREMIUM RATES - For Policy Dates before [_____, 2021]

In Appendix C, add the following tables to the end of the section:

APPENDIX C – TARGET PREMIUM RATES - For Policy Dates on or after [_____, 2021]
(in states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date)

TARGET PREMIUM RATES (per $1,000 of Face Amount)

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.85	3.85	3.85	43	17.93	16.26	17.60
1	3.85	3.85	3.85	44	18.69	16.99	18.35
2	3.85	3.85	3.85	45	19.45	17.72	19.10
3	3.85	3.85	3.85	46	20.31	18.52	19.96
4	3.85	3.85	3.85	47	21.18	19.32	20.81
5	3.85	3.85	3.85	48	22.04	20.13	21.66
6	3.85	3.85	3.85	49	22.91	20.93	22.51
7	3.85	3.85	3.85	50	23.77	21.73	23.36
8	3.85	3.85	3.85	51	24.63	22.53	24.21
9	3.85	3.85	3.85	52	25.50	23.33	25.07
10	3.85	3.85	3.85	53	26.36	24.14	25.92
11	4.16	4.15	4.15	54	27.23	24.94	26.77
12	4.46	4.45	4.46	55	28.09	25.74	27.62
13	4.77	4.75	4.76	56	29.09	26.34	28.54
14	5.07	5.05	5.07	57	30.08	26.95	29.46
15	5.38	5.36	5.37	58	31.08	27.55	30.37
16	5.68	5.66	5.68	59	32.08	28.15	31.29
17	5.99	5.96	5.98	60	33.08	28.76	32.21
18	6.29	6.26	6.28	61	34.07	29.36	33.13
19	6.60	6.56	6.59	62	35.07	29.96	34.05
20	6.90	6.86	6.89	63	36.07	30.56	34.97
21	6.93	6.89	6.92	64	37.06	31.17	35.88
22	6.96	6.93	6.95	65	38.06	31.77	36.80
23	6.99	6.96	6.98	66	38.53	32.39	37.30
24	7.02	7.00	7.02	67	39.00	33.00	37.80
25	7.05	7.03	7.05	68	39.48	33.62	38.30
26	7.53	7.37	7.50	69	39.95	34.23	38.80
27	8.01	7.71	7.95	70	40.42	34.85	39.31
28	8.50	8.05	8.41	71	40.89	35.46	39.81
29	8.98	8.39	8.86	72	41.36	36.08	40.31
30	9.46	8.73	9.31	73	41.84	36.69	40.81
31	9.94	9.07	9.77	74	42.31	37.31	41.31
32	10.42	9.41	10.22	75	42.78	37.92	41.81
33	10.91	9.75	10.67	76	44.21	39.19	43.20
34	11.39	10.09	11.13	77	45.63	40.45	44.60
35	11.87	10.43	11.58	78	47.06	41.72	45.99
36	12.63	11.16	12.33	79	48.48	42.98	47.38
37	13.39	11.89	13.09	80	49.91	44.25	48.78

38	14.14	12.62	13.84	81	51.34	45.52	50.17
39	14.90	13.35	14.59	82	52.76	46.79	51.57
40	15.66	14.08	15.34	83	54.19	48.05	52.96
41	16.42	14.80	16.10	84	55.61	49.32	54.36
42	17.18	15.53	16.85	85	57.04	50.59	55.75

APPENDIX D

In Appendix D, after the first table add the following heading:

APPENDIX D – CASH VALUE ACCUMULATION TEST - For Policy Dates before [_____, 2021]

In Appendix D, add the following tables to the end of the section:

APPENDIX D – CASH VALUE ACCUMULATION TEST - For Policy Dates on or after [_____, 2021]
(in states where approved; otherwise we apply the rate(s) in effect before [_____, 2021] regardless of Policy Date)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	461.136%	420.898%	406.082%	393.469%	382.515%	372.855%	364.231%	356.456%	349.389%	342.919%	336.963%	331.450%	326.324%	321.540%	317.059%	312.847%
1	452.546%	413.195%	398.711%	386.381%	375.675%	366.234%	357.808%	350.211%	343.307%	336.987%	331.169%	325.784%	320.778%	316.106%	311.730%	307.618%
2	443.920%	405.394%	391.216%	379.148%	368.670%	359.431%	351.185%	343.752%	336.996%	330.813%	325.120%	319.852%	314.955%	310.384%	306.103%	302.081%
3	435.422%	397.697%	383.815%	372.001%	361.743%	352.699%	344.628%	337.352%	330.740%	324.689%	319.117%	313.962%	309.169%	304.697%	300.507%	296.571%
4	427.054%	390.105%	376.511%	364.942%	354.898%	346.043%	338.140%	331.017%	324.543%	318.619%	313.165%	308.118%	303.426%	299.048%	294.947%	291.095%
5	418.830%	382.637%	369.322%	357.992%	348.155%	339.484%	331.745%	324.770%	318.431%	312.631%	307.291%	302.349%	297.756%	293.469%	289.455%	285.683%
6	410.746%	375.291%	362.249%	351.151%	341.517%	333.024%	325.445%	318.614%	312.406%	306.726%	301.496%	296.658%	292.160%	287.962%	284.031%	280.338%
7	402.816%	368.083%	355.307%	344.436%	335.000%	326.682%	319.259%	312.569%	306.489%	300.926%	295.805%	291.066%	286.662%	282.551%	278.702%	275.085%
8	395.036%	361.009%	348.494%	337.846%	328.603%	320.455%	313.185%	306.633%	300.679%	295.230%	290.215%	285.574%	281.261%	277.236%	273.466%	269.924%
9	387.392%	354.053%	341.793%	331.361%	322.307%	314.326%	307.204%	300.786%	294.954%	289.617%	284.705%	280.159%	275.934%	271.992%	268.300%	264.831%
10	379.893%	347.228%	335.217%	324.997%	316.127%	308.309%	301.333%	295.046%	289.333%	284.105%	279.294%	274.841%	270.703%	266.842%	263.225%	259.828%
11	372.536%	340.532%	328.764%	318.752%	310.063%	302.403%	295.569%	289.411%	283.814%	278.694%	273.981%	269.620%	265.566%	261.784%	258.242%	254.914%
12	365.330%	333.974%	322.445%	312.637%	304.125%	296.622%	289.928%	283.895%	278.413%	273.398%	268.781%	264.510%	260.540%	256.835%	253.365%	250.106%
13	358.279%	327.561%	316.268%	306.661%	298.323%	290.975%	284.418%	278.510%	273.141%	268.229%	263.708%	259.525%	255.637%	252.009%	248.611%	245.420%
14	351.397%	321.312%	310.252%	300.844%	292.680%	285.484%	279.065%	273.280%	268.023%	263.214%	258.788%	254.692%	250.886%	247.334%	244.008%	240.883%
15	344.704%	315.249%	304.422%	295.214%	287.223%	280.181%	273.898%	268.237%	263.094%	258.388%	254.056%	250.049%	246.324%	242.849%	239.595%	236.537%
16	338.231%	309.412%	298.822%	289.816%	282.001%	275.115%	268.972%	263.436%	258.407%	253.806%	249.572%	245.654%	242.013%	238.616%	235.435%	232.446%
17	331.989%	303.816%	293.466%	284.666%	277.031%	270.304%	264.303%	258.896%	253.985%	249.491%	245.356%	241.531%	237.975%	234.658%	231.552%	228.634%
18	325.994%	298.480%	288.377%	279.788%	272.337%	265.774%	259.919%	254.646%	249.855%	245.473%	241.441%	237.710%	234.244%	231.009%	227.981%	225.136%
19	320.195%	293.342%	283.487%	275.111%	267.848%	261.449%	255.744%	250.604%	245.937%	241.667%	237.739%	234.105%	230.728%	227.578%	224.629%	221.858%
20	314.504%	288.300%	278.688%	270.521%	263.439%	257.203%	251.643%	246.636%	242.088%	237.929%	234.103%	230.564%	227.275%	224.208%	221.336%	218.638%
21	308.925%	283.357%	273.984%	266.022%	259.120%	253.043%	247.626%	242.747%	238.318%	234.268%	230.541%	227.095%	223.894%	220.907%	218.112%	215.486%
22	303.450%	278.504%	269.364%	261.602%	254.876%	248.955%	243.677%	238.926%	234.612%	230.668%	227.040%	223.685%	220.569%	217.662%	214.941%	212.385%
23	298.074%	273.737%	264.825%	257.260%	250.705%	244.936%	239.796%	235.169%	230.969%	227.129%	223.597%	220.331%	217.298%	214.469%	211.821%	209.335%
24	292.795%	269.054%	260.365%	252.992%	246.605%	240.986%	235.980%	231.474%	227.384%	223.646%	220.209%	217.031%	214.079%	211.326%	208.750%	206.331%
25	287.612%	264.452%	255.983%	248.797%	242.574%	237.101%	232.226%	227.839%	223.858%	220.219%	216.874%	213.781%	210.910%	208.232%	205.726%	203.373%
26	282.521%	259.931%	251.674%	244.672%	238.610%	233.279%	228.532%	224.261%	220.386%	216.846%	213.590%	210.581%	207.788%	205.183%	202.746%	200.458%
27	277.506%	255.468%	247.419%	240.595%	234.689%	229.496%	224.873%	220.715%	216.943%	213.497%	210.329%	207.402%	204.684%	202.150%	199.779%	197.554%
28	272.556%	251.053%	243.204%	236.552%	230.797%	225.738%	221.235%	217.185%	213.513%	210.158%	207.074%	204.225%	201.580%	199.115%	196.808%	194.644%
29	267.671%	246.687%	239.032%	232.546%	226.936%	222.006%	217.619%	213.674%	210.097%	206.830%	203.828%	201.054%	198.480%	196.080%	193.836%	191.729%
30	262.857%	242.375%	234.908%	228.583%	223.113%	218.308%	214.033%	210.190%	206.706%	203.524%	200.600%	197.900%	195.393%	193.057%	190.873%	188.823%
31	258.117%	238.123%	230.838%	224.669%	219.337%	214.653%	210.486%	206.741%	203.347%	200.247%	197.400%	194.770%	192.329%	190.055%	187.928%	185.933%
32	253.467%	233.951%	226.844%	220.828%	215.629%	211.063%	207.003%	203.354%	200.047%	197.028%	194.255%	191.694%	189.318%	187.104%	185.034%	183.092%
33	248.914%	229.868%	222.936%	217.071%	212.003%	207.554%	203.598%	200.044%	196.823%	193.884%	191.184%	188.691%	186.379%	184.224%	182.210%	180.320%
34	244.460%	225.876%	219.117%	213.400%	208.461%	204.127%	200.274%	196.813%	193.678%	190.816%	188.189%	185.763%	183.513%	181.417%	179.457%	177.619%
35	240.104%	221.975%	215.386%	209.815%	205.004%	200.783%	197.031%	193.662%	190.611%	187.827%	185.270%	182.911%	180.722%	178.684%	176.779%	174.992%
36	235.842%	218.161%	211.740%	206.312%	201.626%	197.517%	193.865%	190.587%	187.618%	184.910%	182.424%	180.129%	178.002%	176.020%	174.169%	172.432%
37	231.682%	214.444%	208.189%	202.903%	198.342%	194.343%	190.791%	187.602%	184.715%	182.082%	179.666%	177.437%	175.369%	173.445%	171.646%	169.959%
38	227.617%	210.816%	204.724%	199.579%	195.141%	191.251%	187.797%	184.697%	181.892%	179.333%	176.986%	174.820%	172.813%	170.944%	169.198%	167.561%
39	223.649%	207.279%	201.349%	196.343%	192.027%	188.245%	184.887%	181.876%	179.151%	176.666%	174.387%	172.286%	170.337%	168.524%	166.831%	165.243%
40	219.771%	203.828%	198.058%	193.189%	188.993%	185.318%	182.056%	179.132%	176.486%	174.076%	171.864%	169.825%	167.936%	166.178%	164.536%	162.997%

41	215.987%	200.464%	194.852%	190.119%	186.042%	182.473%	179.307%	176.469%	173.902%	171.564%	169.420%	167.444%	165.613%	163.910%	162.319%	160.829%
42	212.287%	197.180%	191.723%	187.124%	183.165%	179.700%	176.628%	173.876%	171.387%	169.121%	167.044%	165.130%	163.357%	161.708%	160.168%	158.726%
43	208.664%	193.964%	188.660%	184.193%	180.350%	176.988%	174.009%	171.341%	168.929%	166.734%	164.722%	162.869%	161.153%	159.558%	158.069%	156.674%
44	205.098%	190.795%	185.641%	181.302%	177.571%	174.310%	171.421%	168.834%	166.497%	164.371%	162.423%	160.629%	158.969%	157.426%	155.986%	154.638%
45	201.591%	187.675%	182.666%	178.452%	174.830%	171.666%	168.865%	166.358%	164.094%	162.035%	160.149%	158.413%	156.807%	155.315%	153.922%	152.619%
46	198.141%	184.601%	179.733%	175.641%	172.126%	169.056%	166.340%	163.910%	161.717%	159.723%	157.898%	156.219%	154.665%	153.222%	151.876%	150.617%
47	194.746%	181.572%	176.841%	172.867%	169.456%	166.478%	163.845%	161.490%	159.366%	157.436%	155.669%	154.044%	152.542%	151.147%	149.846%	148.629%
48	191.403%	178.585%	173.987%	170.128%	166.817%	163.928%	161.375%	159.093%	157.036%	155.167%	153.457%	151.885%	150.432%	149.083%	147.826%	146.651%
49	188.113%	175.640%	171.172%	167.423%	164.210%	161.408%	158.932%	156.721%	154.728%	152.918%	151.264%	149.743%	148.338%	147.034%	145.820%	144.684%
50	184.874%	172.737%	168.394%	164.753%	161.633%	158.915%	156.515%	154.372%	152.442%	150.690%	149.088%	147.617%	146.258%	144.998%	143.824%	142.727%
51	181.692%	169.882%	165.662%	162.126%	159.098%	156.462%	154.135%	152.058%	150.188%	148.492%	146.942%	145.519%	144.205%	142.987%	141.853%	140.793%
52	178.572%	167.082%	162.981%	159.547%	156.609%	154.052%	151.797%	149.785%	147.975%	146.333%	144.834%	143.457%	142.187%	141.010%	139.915%	138.892%
53	175.514%	164.338%	160.353%	157.020%	154.170%	151.691%	149.505%	147.557%	145.804%	144.215%	142.766%	141.435%	140.208%	139.071%	138.013%	137.026%
54	172.520%	161.650%	157.781%	154.546%	151.781%	149.378%	147.261%	145.375%	143.679%	142.142%	140.741%	139.455%	138.269%	137.171%	136.151%	135.198%
55	169.589%	159.021%	155.264%	152.125%	149.445%	147.116%	145.066%	143.240%	141.600%	140.114%	138.760%	137.518%	136.373%	135.314%	134.329%	133.410%
56	166.725%	156.452%	152.805%	149.761%	147.164%	144.909%	142.924%	141.158%	139.572%	138.136%	136.828%	135.629%	134.525%	133.503%	132.553%	131.668%
57	163.926%	153.945%	150.407%	147.455%	144.939%	142.756%	140.836%	139.129%	137.596%	136.209%	134.947%	133.790%	132.725%	131.740%	130.825%	129.972%
58	161.194%	151.500%	148.069%	145.209%	142.773%	140.660%	138.804%	137.154%	135.674%	134.336%	133.117%	132.002%	130.976%	130.027%	129.146%	128.325%
59	158.529%	149.118%	145.792%	143.022%	140.665%	138.622%	136.828%	135.235%	133.807%	132.516%	131.341%	130.267%	129.278%	128.365%	127.517%	126.728%
60	155.934%	146.802%	143.579%	140.899%	138.619%	136.645%	134.913%	133.376%	131.998%	130.754%	129.623%	128.588%	127.637%	126.759%	125.944%	125.186%
61	153.408%	144.552%	141.432%	138.840%	136.636%	134.731%	133.060%	131.577%	130.250%	129.052%	127.963%	126.968%	126.054%	125.210%	124.428%	123.700%
62	150.954%	142.371%	139.353%	136.848%	134.720%	132.882%	131.271%	129.843%	128.566%	127.413%	126.367%	125.411%	124.533%	123.723%	122.972%	122.275%
63	148.571%	140.259%	137.341%	134.922%	132.870%	131.099%	129.547%	128.173%	126.945%	125.838%	124.833%	123.915%	123.073%	122.297%	121.578%	120.910%
64	146.260%	138.216%	135.398%	133.065%	131.087%	129.382%	127.889%	126.569%	125.389%	124.326%	123.362%	122.483%	121.676%	120.933%	120.245%	119.606%
65	144.019%	136.241%	133.522%	131.273%	129.370%	127.729%	126.296%	125.028%	123.896%	122.878%	121.954%	121.113%	120.341%	119.631%	118.973%	118.363%
66	141.845%	134.330%	131.709%	129.544%	127.713%	126.137%	124.761%	123.546%	122.462%	121.486%	120.603%	119.799%	119.062%	118.383%	117.757%	117.175%
67	139.734%	132.479%	129.955%	127.872%	126.114%	124.601%	123.282%	122.118%	121.080%	120.148%	119.304%	118.536%	117.833%	117.187%	116.589%	116.036%
68	137.684%	130.684%	128.255%	126.253%	124.565%	123.116%	121.852%	120.739%	119.747%	118.856%	118.051%	117.319%	116.649%	116.034%	115.465%	114.939%
69	135.690%	128.943%	126.607%	124.685%	123.066%	121.678%	120.469%	119.405%	118.458%	117.608%	116.841%	116.143%	115.506%	114.920%	114.381%	113.881%
70	133.755%	127.254%	125.010%	123.166%	121.616%	120.287%	119.132%	118.116%	117.212%	116.403%	115.672%	115.009%	114.403%	113.847%	113.334%	112.860%
71	131.879%	125.622%	123.468%	121.701%	120.217%	118.947%	117.844%	116.875%	116.014%	115.244%	114.549%	113.919%	113.344%	112.816%	112.330%	111.881%
72	130.067%	124.051%	121.985%	120.294%	118.875%	117.663%	116.612%	115.688%	114.870%	114.138%	113.478%	112.879%	112.334%	111.834%	111.374%	110.949%
73	128.322%	122.543%	120.565%	118.948%	117.594%	116.439%	115.438%	114.560%	113.783%	113.088%	112.462%	111.895%	111.379%	110.906%	110.471%	110.070%
74	126.647%	121.103%	119.211%	117.668%	116.378%	115.278%	114.327%	113.494%	112.756%	112.098%	111.506%	110.970%	110.482%	110.035%	109.625%	109.247%
75	125.040%	119.729%	117.923%	116.452%	115.225%	114.180%	113.278%	112.489%	111.791%	111.168%	110.609%	110.103%	109.643%	109.222%	108.836%	108.480%
76	123.500%	118.419%	116.697%	115.298%	114.132%	113.142%	112.288%	111.541%	110.882%	110.295%	109.768%	109.292%	108.859%	108.463%	108.100%	107.766%
77	122.021%	117.167%	115.528%	114.199%	113.094%	112.157%	111.350%	110.646%	110.025%	109.472%	108.976%	108.529%	108.122%	107.752%	107.412%	107.098%
78	120.599%	115.968%	114.410%	113.150%	112.104%	111.219%	110.458%	109.795%	109.211%	108.692%	108.227%	107.808%	107.427%	107.080%	106.763%	106.470%
79	119.230%	114.817%	113.338%	112.145%	111.157%	110.323%	109.607%	108.984%	108.436%	107.949%	107.514%	107.122%	106.767%	106.443%	106.147%	105.874%
80	117.914%	113.713%	112.311%	111.183%	110.251%	109.466%	108.794%	108.209%	107.696%	107.242%	106.835%	106.470%	106.139%	105.837%	105.562%	105.309%
81	116.650%	112.656%	111.329%	110.264%	109.387%	108.649%	108.018%	107.472%	106.993%	106.569%	106.190%	105.850%	105.542%	105.263%	105.007%	104.772%
82	115.441%	111.649%	110.394%	109.390%	108.565%	107.873%	107.283%	106.772%	106.326%	105.931%	105.579%	105.264%	104.979%	104.720%	104.483%	104.267%
83	114.283%	110.686%	109.500%	108.554%	107.779%	107.130%	106.579%	106.103%	105.687%	105.320%	104.994%	104.702%	104.438%	104.199%	103.981%	103.781%
84	113.187%	109.779%	108.659%	107.769%	107.042%	106.435%	105.920%	105.477%	105.090%	104.750%	104.448%	104.178%	103.934%	103.713%	103.513%	103.329%

85	112.156%	108.930%	107.874%	107.036%	106.354%	105.787%	105.307%	104.894%	104.535%	104.220%	103.941%	103.691%	103.467%	103.264%	103.079%	102.910%
86	111.191%	108.142%	107.146%	106.359%	105.719%	105.189%	104.741%	104.357%	104.024%	103.732%	103.474%	103.244%	103.037%	102.850%	102.681%	102.526%
87	110.296%	107.419%	106.480%	105.739%	105.139%	104.643%	104.225%	103.868%	103.559%	103.289%	103.050%	102.837%	102.647%	102.475%	102.319%	102.177%
88	109.472%	106.762%	105.877%	105.179%	104.616%	104.152%	103.761%	103.429%	103.142%	102.891%	102.670%	102.473%	102.297%	102.139%	101.996%	101.865%
89	108.721%	106.174%	105.339%	104.683%	104.153%	103.717%	103.352%	103.042%	102.774%	102.541%	102.336%	102.154%	101.992%	101.845%	101.713%	101.593%
90	108.036%	105.651%	104.865%	104.245%	103.747%	103.337%	102.995%	102.704%	102.454%	102.237%	102.046%	101.877%	101.726%	101.590%	101.468%	101.357%
91	107.410%	105.189%	104.449%	103.866%	103.395%	103.009%	102.687%	102.414%	102.179%	101.976%	101.797%	101.639%	101.499%	101.373%	101.259%	101.157%
92	106.829%	104.781%	104.087%	103.537%	103.093%	102.728%	102.424%	102.166%	101.945%	101.754%	101.586%	101.438%	101.307%	101.189%	101.085%	101.000%
93	106.277%	104.413%	103.768%	103.251%	102.832%	102.487%	102.199%	101.955%	101.746%	101.565%	101.407%	101.268%	101.144%	101.034%	101.000%	101.000%
94	105.732%	104.074%	103.481%	103.001%	102.608%	102.283%	102.010%	101.779%	101.581%	101.410%	101.260%	101.127%	101.010%	101.000%	101.000%	101.000%
95	105.160%	103.736%	103.207%	102.769%	102.405%	102.101%	101.845%	101.628%	101.442%	101.281%	101.139%	101.016%	101.000%	101.000%	101.000%	101.000%
96	104.514%	103.356%	102.901%	102.515%	102.186%	101.906%	101.668%	101.464%	101.289%	101.137%	101.005%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.769%	102.919%	102.561%	102.243%	101.962%	101.715%	101.498%	101.309%	101.144%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.858%	102.352%	102.120%	101.902%	101.696%	101.504%	101.326%	101.159%	101.007%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.667%	101.502%	101.419%	101.337%	101.254%	101.172%	101.090%	101.008%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	496.024%	457.137%	442.791%	430.581%	419.977%	410.622%	402.265%	394.724%	387.859%	381.567%	375.763%	370.382%	365.370%	360.682%	356.282%	352.138%
1	486.870%	448.886%	434.882%	422.967%	412.622%	403.499%	395.352%	388.000%	381.311%	375.181%	369.528%	364.287%	359.407%	354.843%	350.561%	346.528%
2	477.633%	440.471%	426.775%	415.123%	405.010%	396.092%	388.129%	380.945%	374.409%	368.420%	362.898%	357.779%	353.013%	348.556%	344.375%	340.438%
3	468.460%	432.074%	418.667%	407.262%	397.364%	388.638%	380.846%	373.818%	367.423%	361.565%	356.163%	351.157%	346.495%	342.137%	338.048%	334.199%
4	459.409%	423.769%	410.639%	399.471%	389.779%	381.234%	373.606%	366.726%	360.466%	354.731%	349.444%	344.545%	339.982%	335.717%	331.716%	327.949%
5	450.528%	415.619%	402.760%	391.823%	382.333%	373.967%	366.498%	359.762%	353.635%	348.021%	342.846%	338.050%	333.585%	329.410%	325.494%	321.808%
6	441.817%	407.622%	395.028%	384.317%	375.024%	366.833%	359.520%	352.925%	346.926%	341.431%	336.365%	331.671%	327.300%	323.215%	319.382%	315.774%
7	433.285%	399.793%	387.460%	376.972%	367.873%	359.853%	352.694%	346.238%	340.366%	334.987%	330.029%	325.435%	321.158%	317.160%	313.409%	309.879%
8	424.915%	392.111%	380.032%	369.762%	360.853%	353.001%	345.992%	339.672%	333.924%	328.659%	323.806%	319.309%	315.123%	311.211%	307.541%	304.086%
9	416.691%	384.556%	372.725%	362.667%	353.941%	346.252%	339.389%	333.201%	327.573%	322.418%	317.667%	313.265%	309.168%	305.338%	301.745%	298.364%
10	408.623%	377.142%	365.554%	355.703%	347.158%	339.628%	332.907%	326.848%	321.338%	316.290%	311.639%	307.329%	303.318%	299.569%	296.052%	292.742%
11	400.720%	369.884%	358.535%	348.887%	340.519%	333.145%	326.565%	320.633%	315.238%	310.297%	305.744%	301.525%	297.599%	293.929%	290.487%	287.248%
12	392.968%	362.762%	351.646%	342.197%	334.003%	326.782%	320.339%	314.531%	309.249%	304.412%	299.954%	295.825%	291.981%	288.389%	285.020%	281.850%
13	385.363%	355.773%	344.886%	335.632%	327.607%	320.536%	314.227%	308.540%	303.368%	298.632%	294.268%	290.226%	286.463%	282.947%	279.649%	276.546%
14	377.892%	348.903%	338.237%	329.173%	321.313%	314.388%	308.209%	302.639%	297.575%	292.937%	288.664%	284.706%	281.022%	277.579%	274.350%	271.312%
15	370.594%	342.200%	331.755%	322.879%	315.183%	308.402%	302.353%	296.901%	291.943%	287.404%	283.221%	279.347%	275.741%	272.372%	269.213%	266.240%
16	363.512%	335.719%	325.498%	316.813%	309.283%	302.651%	296.734%	291.401%	286.554%	282.115%	278.026%	274.238%	270.713%	267.420%	264.332%	261.426%
17	356.635%	329.447%	319.451%	310.960%	303.599%	297.117%	291.335%	286.125%	281.389%	277.053%	273.059%	269.360%	265.919%	262.703%	259.688%	256.852%
18	349.925%	323.338%	313.567%	305.269%	298.077%	291.745%	286.098%	281.010%	276.386%	272.153%	268.254%	264.644%	261.286%	258.148%	255.207%	252.440%
19	343.343%	317.344%	307.793%	299.684%	292.657%	286.471%	280.956%	275.987%	271.472%	267.340%	263.535%	260.012%	256.735%	253.674%	250.804%	248.105%
20	336.878%	311.452%	302.116%	294.190%	287.324%	281.281%	275.893%	271.041%	266.633%	262.599%	258.884%	255.445%	252.247%	249.260%	246.460%	243.827%
21	330.527%	305.661%	296.533%	288.786%	282.077%	276.172%	270.910%	266.171%	261.866%	257.927%	254.300%	250.944%	247.822%	244.907%	242.175%	239.606%
22	324.290%	299.968%	291.044%	283.472%	276.915%	271.146%	266.004%	261.375%	257.171%	253.325%	249.784%	246.507%	243.460%	240.615%	237.949%	235.442%
23	318.163%	294.374%	285.648%	278.246%	271.837%	266.199%	261.176%	256.654%	252.548%	248.791%	245.334%	242.135%	239.160%	236.383%	233.781%	231.334%
24	312.160%	288.892%	280.361%	273.126%	266.863%	261.354%	256.447%	252.030%	248.020%	244.352%	240.976%	237.853%	234.950%	232.239%	229.700%	227.313%
25	306.289%	283.537%	275.198%	268.127%	262.008%	256.627%	251.835%	247.522%	243.607%	240.026%	236.732%	233.684%	230.851%	228.207%	225.730%	223.402%
26	300.534%	278.287%	270.136%	263.227%	257.249%	251.994%	247.314%	243.103%	239.281%	235.786%	232.571%	229.597%	226.834%	224.254%	221.838%	219.568%
27	294.880%	273.125%	265.159%	258.406%	252.566%	247.432%	242.862%	238.750%	235.018%	231.607%	228.469%	225.567%	222.871%	220.354%	217.998%	215.783%
28	289.326%	268.051%	260.263%	253.664%	247.957%	242.942%	238.478%	234.462%	230.819%	227.489%	224.426%	221.594%	218.962%	216.507%	214.207%	212.047%
29	283.875%	263.069%	255.456%	249.007%	243.430%	238.531%	234.170%	230.249%	226.691%	223.440%	220.450%	217.686%	215.118%	212.722%	210.479%	208.371%
30	278.531%	258.185%	250.743%	244.440%	238.991%	234.205%	229.946%	226.117%	222.643%	219.469%	216.551%	213.853%	211.347%	209.010%	206.821%	204.766%
31	273.300%	253.406%	246.133%	239.974%	234.652%	229.977%	225.819%	222.080%	218.689%	215.592%	212.744%	210.112%	207.667%	205.387%	203.253%	201.248%
32	268.175%	248.725%	241.617%	235.600%	230.401%	225.836%	221.776%	218.126%	214.817%	211.794%	209.016%	206.448%	204.063%	201.840%	199.759%	197.804%
33	263.152%	244.138%	237.192%	231.314%	226.236%	221.779%	217.815%	214.252%	211.023%	208.074%	205.363%	202.858%	200.533%	198.365%	196.336%	194.430%
34	258.237%	239.651%	232.866%	227.124%	222.166%	217.815%	213.946%	210.470%	207.319%	204.442%	201.799%	199.356%	197.089%	194.976%	192.998%	191.141%
35	253.430%	235.268%	228.640%	223.034%	218.194%	213.947%	210.172%	206.781%	203.708%	200.903%	198.326%	195.945%	193.735%	191.676%	189.749%	187.940%
36	248.731%	230.987%	224.515%	219.042%	214.319%	210.176%	206.494%	203.187%	200.191%	197.457%	194.946%	192.626%	190.474%	188.468%	186.591%	184.830%
37	244.144%	226.813%	220.495%	215.155%	210.548%	206.507%	202.918%	199.695%	196.776%	194.112%	191.666%	189.408%	187.312%	185.359%	183.533%	181.820%
38	239.666%	222.745%	216.580%	211.372%	206.880%	202.942%	199.444%	196.305%	193.462%	190.869%	188.488%	186.290%	184.251%	182.351%	180.575%	178.909%
39	235.290%	218.773%	212.761%	207.683%	203.304%	199.467%	196.061%	193.004%	190.237%	187.713%	185.396%	183.258%	181.276%	179.429%	177.703%	176.084%
40	231.009%	214.890%	209.027%	204.077%	199.811%	196.074%	192.757%	189.781%	187.089%	184.634%	182.381%	180.302%	178.375%	176.581%	174.904%	173.331%

41	226.812%	211.084%	205.367%	200.543%	196.387%	192.748%	189.519%	186.623%	184.004%	181.616%	179.426%	177.405%	175.532%	173.789%	172.160%	170.633%
42	222.699%	207.353%	201.780%	197.078%	193.030%	189.486%	186.343%	183.526%	180.978%	178.656%	176.527%	174.564%	172.744%	171.051%	169.469%	167.986%
43	218.659%	203.687%	198.253%	193.672%	189.729%	186.278%	183.219%	180.478%	178.000%	175.742%	173.673%	171.765%	169.997%	168.352%	166.816%	165.377%
44	214.692%	200.085%	194.787%	190.323%	186.482%	183.122%	180.145%	177.478%	175.067%	172.872%	170.860%	169.006%	167.289%	165.691%	164.200%	162.803%
45	210.799%	196.547%	191.382%	187.032%	183.291%	180.020%	177.122%	174.528%	172.183%	170.049%	168.093%	166.291%	164.623%	163.072%	161.623%	160.267%
46	206.976%	193.072%	188.037%	183.798%	180.154%	176.970%	174.149%	171.625%	169.345%	167.270%	165.369%	163.618%	161.997%	160.491%	159.084%	157.768%
47	203.236%	189.674%	184.767%	180.637%	177.089%	173.989%	171.245%	168.790%	166.573%	164.556%	162.709%	161.008%	159.434%	157.972%	156.607%	155.330%
48	199.575%	186.348%	181.567%	177.545%	174.090%	171.074%	168.405%	166.018%	163.863%	161.903%	160.109%	158.458%	156.930%	155.511%	154.187%	152.948%
49	195.993%	183.097%	178.439%	174.523%	171.161%	168.227%	165.632%	163.311%	161.217%	159.314%	157.572%	155.969%	154.487%	153.110%	151.826%	150.625%
50	192.489%	179.918%	175.382%	171.570%	168.299%	165.446%	162.923%	160.668%	158.635%	156.787%	155.096%	153.541%	152.103%	150.768%	149.524%	148.360%
51	189.062%	176.810%	172.393%	168.684%	165.503%	162.729%	160.277%	158.087%	156.113%	154.319%	152.679%	151.171%	149.777%	148.483%	147.277%	146.150%
52	185.710%	173.773%	169.474%	165.865%	162.772%	160.077%	157.695%	155.569%	153.653%	151.913%	150.322%	148.860%	147.510%	146.256%	145.089%	143.997%
53	182.434%	170.807%	166.623%	163.114%	160.108%	157.489%	155.177%	153.114%	151.255%	149.568%	148.026%	146.609%	145.301%	144.087%	142.957%	141.901%
54	179.232%	167.911%	163.841%	160.430%	157.509%	154.966%	152.722%	150.721%	148.918%	147.283%	145.790%	144.418%	143.151%	141.977%	140.883%	139.862%
55	176.104%	165.083%	161.126%	157.811%	154.974%	152.506%	150.330%	148.389%	146.642%	145.058%	143.612%	142.284%	141.058%	139.923%	138.866%	137.879%
56	173.048%	162.324%	158.478%	155.258%	152.504%	150.110%	148.000%	146.119%	144.427%	142.893%	141.494%	140.209%	139.024%	137.926%	136.905%	135.952%
57	170.065%	159.634%	155.897%	152.771%	150.099%	147.777%	145.732%	143.910%	142.272%	140.788%	139.435%	138.193%	137.048%	135.988%	135.002%	134.081%
58	167.154%	157.011%	153.382%	150.348%	147.757%	145.507%	143.527%	141.763%	140.178%	138.743%	137.435%	136.235%	135.129%	134.106%	133.154%	132.267%
59	164.314%	154.456%	150.933%	147.991%	145.480%	143.300%	141.383%	139.677%	138.145%	136.758%	135.494%	134.336%	133.269%	132.281%	131.364%	130.509%
60	161.546%	151.969%	148.552%	145.699%	143.267%	141.157%	139.302%	137.653%	136.173%	134.833%	133.614%	132.496%	131.467%	130.516%	129.632%	128.808%
61	158.850%	149.552%	146.238%	143.475%	141.120%	139.080%	137.287%	135.693%	134.264%	132.972%	131.796%	130.719%	129.727%	128.811%	127.960%	127.168%
62	156.227%	147.204%	143.993%	141.318%	139.040%	137.068%	135.336%	133.798%	132.420%	131.174%	130.040%	129.003%	128.049%	127.168%	126.350%	125.588%
63	153.675%	144.925%	141.816%	139.228%	137.027%	135.122%	133.450%	131.967%	130.638%	129.439%	128.348%	127.350%	126.432%	125.585%	124.799%	124.068%
64	151.196%	142.715%	139.707%	137.205%	135.080%	133.242%	131.630%	130.201%	128.922%	127.767%	126.718%	125.759%	124.878%	124.064%	123.311%	122.609%
65	148.788%	140.575%	137.667%	135.251%	133.200%	131.428%	129.876%	128.500%	127.270%	126.160%	125.152%	124.232%	123.386%	122.606%	121.884%	121.212%
66	146.451%	138.504%	135.695%	133.363%	131.386%	129.680%	128.186%	126.864%	125.682%	124.616%	123.650%	122.767%	121.957%	121.210%	120.518%	119.875%
67	144.185%	136.501%	133.789%	131.542%	129.638%	127.997%	126.561%	125.291%	124.157%	123.136%	122.209%	121.364%	120.589%	119.874%	119.213%	118.599%
68	141.988%	134.565%	131.950%	129.786%	127.955%	126.377%	124.999%	123.781%	122.694%	121.716%	120.830%	120.021%	119.280%	118.598%	117.967%	117.381%
69	139.859%	132.694%	130.176%	128.094%	126.334%	124.821%	123.499%	122.333%	121.292%	120.357%	119.510%	118.738%	118.031%	117.380%	116.778%	116.220%
70	137.797%	130.888%	128.465%	126.464%	124.775%	123.324%	122.059%	120.943%	119.949%	119.055%	118.247%	117.511%	116.837%	116.218%	115.645%	115.114%
71	135.799%	129.143%	126.815%	124.894%	123.276%	121.886%	120.677%	119.610%	118.661%	117.810%	117.040%	116.339%	115.698%	115.109%	114.565%	114.061%
72	133.864%	127.459%	125.222%	123.381%	121.832%	120.503%	119.348%	118.331%	117.427%	116.616%	115.883%	115.217%	114.609%	114.050%	113.534%	113.056%
73	131.990%	125.831%	123.686%	121.923%	120.441%	119.173%	118.071%	117.103%	116.242%	115.471%	114.776%	114.144%	113.567%	113.037%	112.549%	112.097%
74	130.175%	124.259%	122.204%	120.518%	119.102%	117.893%	116.844%	115.922%	115.105%	114.373%	113.713%	113.115%	112.569%	112.068%	111.607%	111.180%
75	128.417%	122.741%	120.775%	119.164%	117.814%	116.662%	115.664%	114.789%	114.013%	113.320%	112.696%	112.130%	111.614%	111.141%	110.706%	110.304%
76	126.718%	121.278%	119.398%	117.861%	116.575%	115.480%	114.533%	113.703%	112.968%	112.313%	111.723%	111.188%	110.702%	110.256%	109.847%	109.468%
77	125.077%	119.869%	118.075%	116.610%	115.387%	114.347%	113.448%	112.663%	111.968%	111.349%	110.793%	110.289%	109.831%	109.413%	109.028%	108.673%
78	123.496%	118.516%	116.805%	115.411%	114.249%	113.263%	112.413%	111.670%	111.015%	110.431%	109.908%	109.434%	109.004%	108.611%	108.250%	107.918%
79	121.972%	117.218%	115.588%	114.263%	113.161%	112.227%	111.424%	110.723%	110.106%	109.557%	109.065%	108.621%	108.217%	107.849%	107.512%	107.201%
80	120.507%	115.973%	114.423%	113.165%	112.122%	111.239%	110.481%	109.821%	109.240%	108.725%	108.263%	107.847%	107.470%	107.126%	106.811%	106.521%
81	119.100%	114.782%	113.309%	112.117%	111.129%	110.296%	109.582%	108.961%	108.416%	107.932%	107.500%	107.111%	106.759%	106.438%	106.145%	105.875%
82	117.756%	113.651%	112.254%	111.125%	110.193%	109.407%	108.735%	108.152%	107.641%	107.188%	106.785%	106.422%	106.093%	105.795%	105.522%	105.271%
83	116.478%	112.581%	111.258%	110.191%	109.311%	108.572%	107.940%	107.394%	106.915%	106.493%	106.116%	105.778%	105.472%	105.195%	104.942%	104.709%
84	115.263%	111.572%	110.320%	109.313%	108.483%	107.788%	107.196%	106.684%	106.237%	105.842%	105.491%	105.177%	104.893%	104.635%	104.401%	104.186%

85	114.114%	110.625%	109.443%	108.493%	107.712%	107.059%	106.504%	106.025%	105.607%	105.240%	104.913%	104.621%	104.357%	104.119%	103.902%	103.703%
86	113.033%	109.742%	108.627%	107.732%	106.999%	106.386%	105.866%	105.418%	105.029%	104.686%	104.382%	104.111%	103.867%	103.646%	103.445%	103.262%
87	112.021%	108.927%	107.877%	107.036%	106.347%	105.772%	105.285%	104.867%	104.504%	104.186%	103.903%	103.652%	103.425%	103.221%	103.035%	102.866%
88	111.071%	108.173%	107.187%	106.396%	105.749%	105.211%	104.756%	104.366%	104.028%	103.731%	103.469%	103.235%	103.026%	102.837%	102.665%	102.509%
89	110.181%	107.478%	106.553%	105.812%	105.205%	104.701%	104.276%	103.912%	103.596%	103.320%	103.077%	102.860%	102.666%	102.491%	102.332%	102.188%
90	109.346%	106.839%	105.975%	105.280%	104.713%	104.241%	103.843%	103.503%	103.209%	102.952%	102.726%	102.525%	102.345%	102.183%	102.036%	101.902%
91	108.558%	106.251%	105.448%	104.800%	104.269%	103.828%	103.456%	103.139%	102.865%	102.625%	102.415%	102.228%	102.061%	101.911%	101.775%	101.651%
92	107.806%	105.705%	104.963%	104.361%	103.866%	103.454%	103.106%	102.810%	102.554%	102.331%	102.135%	101.961%	101.806%	101.667%	101.541%	101.426%
93	107.077%	105.195%	104.515%	103.960%	103.500%	103.117%	102.793%	102.516%	102.277%	102.069%	101.886%	101.724%	101.580%	101.450%	101.333%	101.227%
94	106.358%	104.710%	104.098%	103.592%	103.170%	102.815%	102.514%	102.257%	102.035%	101.841%	101.671%	101.520%	101.386%	101.266%	101.156%	101.060%
95	105.617%	104.223%	103.687%	103.235%	102.852%	102.528%	102.251%	102.013%	101.807%	101.628%	101.471%	101.332%	101.207%	101.100%	101.000%	101.000%
96	104.824%	103.707%	103.258%	102.868%	102.531%	102.240%	101.987%	101.769%	101.579%	101.413%	101.268%	101.141%	101.026%	101.000%	101.000%	101.000%
97	103.956%	103.148%	102.802%	102.490%	102.211%	101.962%	101.740%	101.543%	101.369%	101.216%	101.085%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.948%	102.474%	102.255%	102.048%	101.851%	101.667%	101.493%	101.330%	101.179%	101.039%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.691%	101.537%	101.460%	101.383%	101.307%	101.230%	101.154%	101.078%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	467.398%	427.328%	412.568%	400.000%	389.082%	379.451%	370.851%	363.093%	356.039%	349.578%	343.627%	338.116%	332.989%	328.202%	323.715%	319.496%
1	458.699%	419.519%	405.091%	392.808%	382.140%	372.731%	364.329%	356.752%	349.862%	343.553%	337.742%	332.361%	327.356%	322.682%	318.302%	314.184%
2	449.960%	411.605%	397.483%	385.463%	375.023%	365.816%	357.596%	350.183%	343.442%	337.271%	331.586%	326.323%	321.427%	316.856%	312.573%	308.545%
3	441.336%	403.776%	389.950%	378.181%	367.962%	358.949%	350.903%	343.647%	337.050%	331.010%	325.447%	320.296%	315.506%	311.032%	306.841%	302.900%
4	432.843%	396.055%	382.515%	370.990%	360.983%	352.159%	344.280%	337.177%	330.718%	324.805%	319.358%	314.316%	309.627%	305.248%	301.145%	297.288%
5	424.495%	388.459%	375.197%	363.911%	354.110%	345.468%	337.754%	330.797%	324.473%	318.683%	313.351%	308.414%	303.823%	299.536%	295.519%	291.743%
6	416.305%	381.005%	368.015%	356.961%	347.363%	338.900%	331.345%	324.533%	318.340%	312.671%	307.449%	302.615%	298.120%	293.923%	289.990%	286.293%
7	408.270%	373.690%	360.966%	350.139%	340.739%	332.450%	325.052%	318.381%	312.317%	306.765%	301.652%	296.919%	292.517%	288.407%	284.557%	280.937%
8	400.386%	366.511%	354.048%	343.443%	334.236%	326.119%	318.873%	312.340%	306.401%	300.965%	295.958%	291.323%	287.013%	282.989%	279.218%	275.674%
9	392.640%	359.452%	347.243%	336.855%	327.836%	319.885%	312.787%	306.389%	300.572%	295.247%	290.344%	285.805%	281.584%	277.643%	273.950%	270.479%
10	385.042%	352.526%	340.565%	330.389%	321.554%	313.765%	306.814%	300.546%	294.849%	289.634%	284.831%	280.385%	276.251%	272.392%	268.775%	265.376%
11	377.587%	345.730%	334.012%	324.043%	315.389%	307.759%	300.949%	294.810%	289.230%	284.122%	279.418%	275.064%	271.015%	267.234%	263.693%	260.364%
12	370.285%	339.074%	327.595%	317.829%	309.352%	301.879%	295.209%	289.196%	283.731%	278.728%	274.121%	269.856%	265.891%	262.189%	258.720%	255.460%
13	363.131%	332.555%	321.311%	311.745%	303.442%	296.122%	289.589%	283.700%	278.348%	273.448%	268.936%	264.760%	260.877%	257.251%	253.855%	250.662%
14	356.140%	326.191%	315.179%	305.811%	297.680%	290.512%	284.115%	278.349%	273.108%	268.311%	263.893%	259.805%	256.003%	252.453%	249.128%	246.003%
15	349.343%	320.020%	309.240%	300.070%	292.112%	285.097%	278.837%	273.194%	268.065%	263.371%	259.048%	255.048%	251.328%	247.855%	244.601%	241.544%
16	342.762%	314.073%	303.527%	294.558%	286.775%	279.915%	273.794%	268.277%	263.262%	258.673%	254.447%	250.536%	246.900%	243.506%	240.326%	237.337%
17	336.404%	308.354%	298.047%	289.282%	281.677%	274.975%	268.996%	263.607%	258.709%	254.227%	250.101%	246.282%	242.731%	239.417%	236.312%	233.394%
18	330.286%	302.887%	292.823%	284.268%	276.846%	270.307%	264.473%	259.216%	254.439%	250.067%	246.043%	242.319%	238.857%	235.626%	232.599%	229.754%
19	324.347%	297.600%	287.781%	279.436%	272.198%	265.821%	260.134%	255.010%	250.354%	246.095%	242.174%	238.545%	235.173%	232.025%	229.077%	226.306%
20	318.516%	292.406%	282.826%	274.686%	267.627%	261.411%	255.867%	250.872%	246.336%	242.185%	238.365%	234.830%	231.545%	228.479%	225.608%	222.910%
21	312.804%	287.318%	277.973%	270.034%	263.153%	257.093%	251.690%	246.824%	242.403%	238.360%	234.639%	231.197%	227.998%	225.013%	222.217%	219.590%
22	307.192%	282.318%	273.202%	265.461%	258.752%	252.845%	247.580%	242.838%	238.532%	234.594%	230.970%	227.618%	224.503%	221.596%	218.874%	216.317%
23	301.681%	277.403%	268.511%	260.962%	254.422%	248.665%	243.534%	238.914%	234.719%	230.884%	227.355%	224.091%	221.058%	218.228%	215.579%	213.090%
24	296.272%	272.579%	263.906%	256.545%	250.170%	244.559%	239.560%	235.060%	230.974%	227.239%	223.803%	220.625%	217.673%	214.918%	212.340%	209.918%
25	290.964%	267.843%	259.384%	252.208%	245.994%	240.527%	235.656%	231.273%	227.294%	223.657%	220.311%	217.218%	214.345%	211.664%	209.155%	206.799%
26	285.754%	263.192%	254.943%	247.947%	241.891%	236.564%	231.819%	227.550%	223.676%	220.135%	216.879%	213.868%	211.072%	208.464%	206.023%	203.730%
27	280.624%	258.605%	250.560%	243.739%	237.836%	232.645%	228.023%	223.865%	220.092%	216.644%	213.474%	210.544%	207.822%	205.284%	202.909%	200.679%
28	275.568%	254.076%	246.229%	239.577%	233.822%	228.764%	224.260%	220.209%	216.534%	213.176%	210.090%	207.237%	204.588%	202.117%	199.806%	197.636%
29	270.581%	249.600%	241.943%	235.456%	229.844%	224.912%	220.523%	216.575%	212.995%	209.724%	206.718%	203.940%	201.360%	198.955%	196.705%	194.593%
30	265.673%	245.188%	237.717%	231.388%	225.916%	221.107%	216.829%	212.981%	209.493%	206.306%	203.378%	200.672%	198.160%	195.818%	193.627%	191.571%
31	260.847%	240.846%	233.555%	227.381%	222.043%	217.355%	213.184%	209.434%	206.034%	202.930%	200.077%	197.441%	194.995%	192.714%	190.581%	188.579%
32	256.109%	236.581%	229.466%	223.443%	218.238%	213.667%	209.601%	205.946%	202.633%	199.609%	196.829%	194.262%	191.880%	189.660%	187.583%	185.634%
33	251.474%	232.411%	225.470%	219.596%	214.521%	210.065%	206.102%	202.541%	199.314%	196.368%	193.662%	191.162%	188.843%	186.682%	184.660%	182.763%
34	246.938%	228.331%	221.561%	215.833%	210.886%	206.544%	202.683%	199.215%	196.072%	193.204%	190.569%	188.136%	185.879%	183.776%	181.809%	179.964%
35	242.499%	224.343%	217.741%	212.158%	207.337%	203.106%	199.346%	195.969%	192.909%	190.117%	187.553%	185.185%	182.989%	180.944%	179.031%	177.236%
36	238.159%	220.446%	214.009%	208.568%	203.872%	199.752%	196.091%	192.803%	189.826%	187.109%	184.615%	182.312%	180.176%	178.187%	176.328%	174.583%
37	233.921%	216.647%	210.375%	205.075%	200.501%	196.491%	192.928%	189.729%	186.833%	184.191%	181.766%	179.528%	177.452%	175.519%	173.713%	172.018%
38	229.783%	212.942%	206.831%	201.670%	197.219%	193.317%	189.851%	186.741%	183.925%	181.358%	179.001%	176.827%	174.811%	172.934%	171.179%	169.534%
39	225.742%	209.328%	203.378%	198.355%	194.024%	190.229%	186.860%	183.837%	181.101%	178.607%	176.318%	174.207%	172.250%	170.429%	168.726%	167.131%

40	221.793%	205.801%	200.010%	195.122%	190.911%	187.222%	183.948%	181.011%	178.355%	175.933%	173.712%	171.664%	169.765%	167.998%	166.348%	164.801%
41	217.935%	202.360%	196.724%	191.972%	187.878%	184.294%	181.114%	178.263%	175.685%	173.336%	171.181%	169.195%	167.354%	165.642%	164.043%	162.544%
42	214.161%	198.996%	193.515%	188.894%	184.917%	181.436%	178.349%	175.583%	173.082%	170.804%	168.715%	166.790%	165.007%	163.349%	161.800%	160.349%
43	210.463%	195.700%	190.370%	185.880%	182.016%	178.636%	175.641%	172.958%	170.532%	168.324%	166.301%	164.436%	162.709%	161.104%	159.605%	158.201%
44	206.826%	192.455%	187.272%	182.908%	179.156%	175.875%	172.968%	170.365%	168.014%	165.874%	163.914%	162.108%	160.436%	158.882%	157.431%	156.073%
45	203.249%	189.259%	184.219%	179.979%	176.334%	173.149%	170.329%	167.805%	165.525%	163.451%	161.552%	159.803%	158.185%	156.681%	155.278%	153.964%
46	199.732%	186.114%	181.213%	177.092%	173.553%	170.461%	167.725%	165.277%	163.068%	161.058%	159.219%	157.525%	155.959%	154.504%	153.146%	151.876%
47	196.275%	183.019%	178.254%	174.251%	170.813%	167.813%	165.159%	162.785%	160.643%	158.696%	156.915%	155.276%	153.760%	152.352%	151.039%	149.811%
48	192.875%	179.972%	175.339%	171.449%	168.111%	165.199%	162.624%	160.322%	158.247%	156.361%	154.635%	153.048%	151.581%	150.219%	148.950%	147.763%
49	189.533%	176.973%	172.468%	168.688%	165.447%	162.620%	160.123%	157.891%	155.880%	154.052%	152.382%	150.846%	149.426%	148.109%	146.881%	145.734%
50	186.245%	174.019%	169.639%	165.966%	162.819%	160.076%	157.653%	155.489%	153.540%	151.770%	150.152%	148.665%	147.292%	146.017%	144.830%	143.721%
51	183.019%	171.119%	166.861%	163.293%	160.237%	157.575%	155.225%	153.128%	151.239%	149.524%	147.958%	146.519%	145.191%	143.958%	142.811%	141.739%
52	179.857%	168.276%	164.138%	160.672%	157.705%	155.122%	152.844%	150.811%	148.981%	147.321%	145.805%	144.413%	143.128%	141.937%	140.828%	139.793%
53	176.760%	165.492%	161.470%	158.104%	155.225%	152.720%	150.511%	148.542%	146.770%	145.163%	143.696%	142.350%	141.108%	139.956%	138.886%	137.886%
54	173.728%	162.767%	158.860%	155.592%	152.799%	150.370%	148.230%	146.322%	144.607%	143.052%	141.633%	140.332%	139.132%	138.020%	136.986%	136.021%
55	170.761%	160.101%	156.306%	153.135%	150.426%	148.072%	145.998%	144.151%	142.491%	140.988%	139.617%	138.359%	137.200%	136.126%	135.128%	134.197%
56	167.862%	157.499%	153.814%	150.738%	148.111%	145.831%	143.823%	142.036%	140.431%	138.977%	137.652%	136.438%	135.318%	134.283%	133.320%	132.423%
57	165.030%	154.959%	151.383%	148.400%	145.855%	143.646%	141.704%	139.975%	138.423%	137.019%	135.740%	134.567%	133.488%	132.489%	131.561%	130.696%
58	162.266%	152.482%	149.013%	146.121%	143.656%	141.519%	139.640%	137.969%	136.470%	135.114%	133.879%	132.749%	131.708%	130.745%	129.852%	129.019%
59	159.570%	150.069%	146.706%	143.904%	141.518%	139.451%	137.635%	136.021%	134.573%	133.265%	132.074%	130.985%	129.982%	129.055%	128.195%	127.394%
60	156.942%	147.721%	144.462%	141.750%	139.442%	137.444%	135.689%	134.131%	132.735%	131.474%	130.326%	129.277%	128.311%	127.420%	126.593%	125.823%
61	154.386%	145.441%	142.285%	139.661%	137.430%	135.500%	133.806%	132.304%	130.958%	129.743%	128.638%	127.628%	126.700%	125.843%	125.048%	124.309%
62	151.901%	143.230%	140.176%	137.639%	135.485%	133.622%	131.989%	130.541%	129.245%	128.076%	127.013%	126.042%	125.151%	124.328%	123.565%	122.856%
63	149.487%	141.088%	138.135%	135.684%	133.605%	131.809%	130.236%	128.842%	127.595%	126.471%	125.450%	124.518%	123.663%	122.873%	122.142%	121.463%
64	147.145%	139.015%	136.161%	133.797%	131.792%	130.062%	128.548%	127.208%	126.010%	124.931%	123.951%	123.057%	122.237%	121.481%	120.782%	120.132%
65	144.874%	137.010%	134.256%	131.976%	130.045%	128.381%	126.926%	125.638%	124.489%	123.453%	122.515%	121.659%	120.874%	120.151%	119.482%	118.861%
66	142.670%	135.070%	132.413%	130.218%	128.360%	126.760%	125.363%	124.128%	123.026%	122.034%	121.136%	120.317%	119.567%	118.876%	118.238%	117.645%
67	140.532%	133.191%	130.632%	128.519%	126.733%	125.198%	123.857%	122.674%	121.619%	120.670%	119.812%	119.029%	118.313%	117.654%	117.046%	116.481%
68	138.455%	131.371%	128.907%	126.875%	125.161%	123.688%	122.404%	121.271%	120.262%	119.356%	118.536%	117.790%	117.107%	116.479%	115.900%	115.362%
69	136.437%	129.606%	127.236%	125.284%	123.640%	122.229%	121.000%	119.916%	118.953%	118.088%	117.306%	116.595%	115.945%	115.347%	114.796%	114.286%
70	134.478%	127.896%	125.619%	123.746%	122.170%	120.819%	119.644%	118.609%	117.690%	116.865%	116.120%	115.444%	114.825%	114.258%	113.734%	113.250%
71	132.581%	126.244%	124.057%	122.262%	120.753%	119.462%	118.339%	117.352%	116.476%	115.691%	114.982%	114.339%	113.752%	113.213%	112.717%	112.258%
72	130.747%	124.653%	122.555%	120.836%	119.393%	118.160%	117.090%	116.149%	115.315%	114.569%	113.896%	113.285%	112.728%	112.218%	111.747%	111.313%
73	128.979%	123.124%	121.114%	119.470%	118.093%	116.917%	115.898%	115.003%	114.211%	113.502%	112.864%	112.285%	111.758%	111.275%	110.830%	110.420%
74	127.278%	121.660%	119.738%	118.168%	116.855%	115.735%	114.766%	113.917%	113.165%	112.493%	111.889%	111.342%	110.843%	110.387%	109.968%	109.580%
75	125.645%	120.261%	118.424%	116.927%	115.678%	114.614%	113.694%	112.889%	112.177%	111.542%	110.971%	110.454%	109.984%	109.554%	109.159%	108.794%
76	124.076%	118.923%	117.172%	115.747%	114.559%	113.550%	112.679%	111.918%	111.245%	110.645%	110.107%	109.620%	109.178%	108.773%	108.402%	108.060%
77	122.568%	117.643%	115.975%	114.621%	113.495%	112.539%	111.716%	110.997%	110.363%	109.798%	109.291%	108.834%	108.418%	108.039%	107.691%	107.370%
78	121.118%	116.417%	114.830%	113.545%	112.479%	111.575%	110.798%	110.121%	109.525%	108.994%	108.519%	108.090%	107.700%	107.345%	107.020%	106.720%
79	119.721%	115.240%	113.732%	112.515%	111.507%	110.655%	109.923%	109.286%	108.726%	108.228%	107.783%	107.382%	107.018%	106.686%	106.383%	106.103%
80	118.378%	114.110%	112.681%	111.529%	110.577%	109.774%	109.087%	108.489%	107.964%	107.499%	107.083%	106.708%	106.369%	106.060%	105.778%	105.518%
81	117.089%	113.030%	111.675%	110.587%	109.690%	108.935%	108.289%	107.730%	107.239%	106.805%	106.417%	106.068%	105.752%	105.466%	105.203%	104.963%
82	115.856%	112.001%	110.719%	109.692%	108.847%	108.139%	107.534%	107.011%	106.553%	106.148%	105.787%	105.463%	105.171%	104.905%	104.662%	104.440%
83	114.677%	111.018%	109.806%	108.838%	108.044%	107.380%	106.814%	106.325%	105.899%	105.522%	105.187%	104.887%	104.616%	104.370%	104.146%	103.940%

84	113.560%	110.093%	108.949%	108.037%	107.291%	106.668%	106.140%	105.684%	105.287%	104.937%	104.627%	104.349%	104.098%	103.871%	103.665%	103.475%
85	112.508%	109.227%	108.147%	107.289%	106.589%	106.006%	105.512%	105.088%	104.719%	104.395%	104.107%	103.850%	103.619%	103.409%	103.219%	103.045%
86	111.523%	108.423%	107.404%	106.596%	105.940%	105.394%	104.934%	104.539%	104.196%	103.895%	103.629%	103.391%	103.178%	102.985%	102.810%	102.651%
87	110.607%	107.684%	106.724%	105.963%	105.347%	104.837%	104.407%	104.039%	103.720%	103.441%	103.195%	102.976%	102.779%	102.601%	102.440%	102.294%
88	109.762%	107.011%	106.106%	105.390%	104.812%	104.334%	103.932%	103.589%	103.292%	103.034%	102.805%	102.602%	102.421%	102.257%	102.109%	101.974%
89	108.987%	106.405%	105.552%	104.879%	104.335%	103.887%	103.511%	103.191%	102.914%	102.674%	102.462%	102.274%	102.106%	101.955%	101.818%	101.694%
90	108.276%	105.863%	105.061%	104.427%	103.915%	103.494%	103.141%	102.841%	102.583%	102.359%	102.161%	101.987%	101.831%	101.691%	101.564%	101.449%
91	107.622%	105.381%	104.627%	104.031%	103.548%	103.152%	102.820%	102.539%	102.297%	102.087%	101.903%	101.740%	101.595%	101.464%	101.347%	101.240%
92	107.012%	104.949%	104.245%	103.684%	103.230%	102.856%	102.543%	102.279%	102.051%	101.854%	101.681%	101.529%	101.393%	101.271%	101.161%	101.065%
93	106.428%	104.557%	103.904%	103.379%	102.952%	102.599%	102.304%	102.054%	101.840%	101.654%	101.491%	101.347%	101.220%	101.106%	101.003%	101.000%
94	105.851%	104.193%	103.596%	103.110%	102.710%	102.379%	102.101%	101.865%	101.662%	101.487%	101.333%	101.197%	101.077%	101.000%	101.000%	101.000%
95	105.248%	103.829%	103.297%	102.856%	102.488%	102.180%	101.920%	101.698%	101.508%	101.344%	101.200%	101.074%	101.000%	101.000%	101.000%	101.000%
96	104.574%	103.423%	102.970%	102.582%	102.251%	101.969%	101.727%	101.520%	101.342%	101.188%	101.055%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.806%	102.963%	102.608%	102.291%	102.010%	101.762%	101.544%	101.353%	101.187%	101.044%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.876%	102.377%	102.147%	101.930%	101.727%	101.536%	101.358%	101.193%	101.041%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.672%	101.509%	101.427%	101.346%	101.265%	101.184%	101.103%	101.022%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Part C
Other Information
Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(1)	Distribution Agreement dated February 1, 2009 (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on on 07/25/2011)(Accession No. 0000898745-11-000511)
(2)
Broker Dealer Marketing and Servicing Agreement for Variable Life Policies - Incorporated by Reference from Exhibit (c2) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(3)	Registered Representative Agreement - Incorporated by Reference from Exhibit (c3) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Filed as Exhibit (D1) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d2)	Form of Change of Insured Rider (Filed as Exhibit (D2) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d3)	Form of Death Benefit Guarantee Rider (Filed as Exhibit (D3) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d4)	Form of Enhanced Cash Surrender Value Rider (Filed as Exhibit (D4) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d5)	Form of Supplemental Benefit Rider (Filed as Exhibit (D5) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d6)	Form of Life Paid-up Rider (Filed as Exhibit (D6) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d7)	Form of Aviation Exclusion Rider (Filed as Exhibit (D7) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d8)	Form of Hazardous Sports Exclusion Rider (Filed as Exhibit (D8) on 08/09/2019)(Accession No. 0001526622-19-000022)

(e)	Applications

	(e1)	Form of Life Insurance Application (Filed as Exhibit (E1) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e2)	Form of Guaranteed/Simplified Issue Life Insurance Application (Filed as Exhibit (E2) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e3)	Form of Multi-Life Guaranteed Issue Life Insurance Application (Filed as Exhibit (E3) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e4)	Form of Supplemental Application (Filed as Exhibit (E4) on 08/09/2019)(Accession No. 0001526622-19-000022)

(f)	Depositor's Certificate of Incorporation and By-laws

	(1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (f1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)
(2)
Bylaws of Depositor (Incorporated by Reference from Bylaws of Depositor (Incorporated by Reference from Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511) Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(g)	Reinsurance Contracts - Incorporated by Reference from Exhibit (g) to Registrant's Filing on Form N-6 on 10/19/2011 (Accession No. 0000898745-11-000724)

(h)	Participation Agreements

1. AllianceBernstein
(a)	Participation Agreement dated December 15, 2014 (Filed as Exhibit (h)(1)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference From Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(1)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)(1)(e) on 12/09/2011)(Accession No. 0000898745-11-000809)
(f)	Amendment 3 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(f) on 12/09/2011)(Accession No. 0000898745-11-000809)
(g)	Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)

2. American Century
(a)	Shareholder Services Agreement dated March 18, 1999 (Incorporated by Reference From Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference From Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference From Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference From Exhibit (h)(2)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(2)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Filed as Exhibit (h)(2)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(2)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(2)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)
(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/28/2014 (Accession No. 0001526622-14-000005)

3. American Funds
(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0001526622-15-000016)
(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0001526622-15-000016)

4. Calvert Variable Series, Inc.
(a)	Consolidated Fund Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(3)(a) on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
(c)	Consolidated Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(3)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0001526622-15-000016)
(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0001526622-15-000016)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6. Delaware Distributors
(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0001526622-15-000016)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0001526622-15-000016)

8. DWS
(a)
Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(b)
Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(10) to the Form N-6 Filed on 04/27/2011 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-65690 (Accession No. 0000898745-11-000198)

(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)7(c) on 04/28/2014 (Accession No. 0001526622-14-000005)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)7(d) on 04/28/2014 (Accession No. 0001526622-14-000005)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)7(e) on 04/28/2014 (Accession No. 0001526622-14-000005)

9. Fidelity Distributors Corporation
(a)	Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment 1 to Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)9(c) on 04/28/2020 (Accession No. 0001526622-20-000017)

10. Franklin Templeton
(a)
Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896) (Accession No. 0000950137-08-008766)

(b)	Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Filed as Exhibit (h)(7)(b) on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Filed as Exhibit (h)(7)(c) on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Participation Agreement Addendum dated May 1, 2011 (Filed as Exhibit (h)(7)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(d) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0001526622-15-000016)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0001526622-15-000016)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)	Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Filed as Exhibit (h)(7)(g) on 10/19/2011)(Accession No. 0000898745-11-000724)
(k)	Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Filed as Exhibit (h)(7)(h) on 10/19/2011)(Accession No. 0000898745-11-000724)
(l)	Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(i) on 10/19/2011)(Accession No. 0000898745-11-000724)
(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0001526622-15-000016)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) on 04/27/2017 (Accession No. 0001526622-15-000011)
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) on 04/27/2017 (Accession No. 0001526622-15-000011)
(p)
Shareholder Information Agreement dated April 16, 2007 (Filed as Exhibit (h)(7)(a) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0001526622-15-000016)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

11. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(b)	Amendment to Participation Agreement dated April 1, 2001 (Incorporated by Reference From Exhibit (h)(8)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference From Exhibit (h)(8)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(8)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference From Exhibit (h)(8)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(j)	Amendment 9 to Participation Agreement dated April 30, 2010 (Filed as Exhibit (h)(8)(j) on 10/19/2011)(Accession No. 0000898745-11-000724)
(k)	Amendment 10 to Participation Agreement dated April 1, 2011 (Filed as Exhibit (h)(8)(k) on 10/19/2011)(Accession No. 0000898745-11-000724)
(l)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(m)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(n)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(n) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(o)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(o) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(p)	Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(p) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(q)	Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(q) on 12/09/2011)(Accession No. 0000898745-11-000809)
(r)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(r) on 12/09/2011)(Accession No. 0000898745-11-000809)

12. Janus
(a)	Fund Participation Agreement dated August 28, 2000 (Filed as Exhibit (h)(9)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated September 3, 2002 (Filed as Exhibit (h)(9)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 5 to Participation Agreement dated January 8, 2003 (Filed as Exhibit (h)(9)(f) on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 6 to Participation Agreement dated August 20, 2007 (Filed as Exhibit (h)(9)(g) on 10/19/2011)(Accession No. 0000898745-11-000724)
(h)	Amendment 7 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(k) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)12(j) on 04/28/2020 (Accession No. 0001526622-20-000017)

(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h12(k) on 04/27/2015 (Accession No. 0001526622-15-000016)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

(n)
Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h12(n) on 04/27/2015 (Accession No. 0001526622-15-000016)
(p)	Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(m) on 12/09/2011)(Accession No. 0000898745-11-000809)
(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h12(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)12(r) on 04/28/2020 (Accession No. 0001526622-20-000017)
(s)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)(9)(j) on 10/19/2011)(Accession No. 0000898745-11-000724)
(t)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(n) on 12/09/2011)(Accession No. 0000898745-11-000809)
(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h12(s) on 04/27/2015 (Accession No. 0001526622-15-000016)

13. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(a) on 04/27/2017 (Accession No. 0001526622-17-000011)
(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(b) on 04/27/2017 (Accession No. 0001526622-17-000011)
(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)13(c) on 04/26/2017 (Accession No. 0001526622-15-000016)
(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(d) on 04/27/2017 (Accession No. 0001526622-17-000011)

14. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 -- Filed as Exhibit (h)12(a) on 04/28/2014 (Accession No. 0001526622-14-000005)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 -- Filed as Exhibit (h)12(b) on 04/28/2014 (Accession No. 0001526622-14-000005)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as exhibit 99.h.14(c) on 02/21/2017 (Accession No. 0000812797-17-000003)
(d)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)(10)(m) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(9)(n) on 12/09/2011)(Accession No. 0000898745-11-000809)

15. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Distribution and Administrative Services Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(11)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 4 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(10)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011(Filed as Exhibit (h)(10)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(10)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)

16. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment 1 to Participation Agreement dated November 9, 2011 (Filed as Exhibit (h)(11)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Administrative Services Letter Agreement dated December 21, 2007 (Filed as Exhibit (h)(11)(c) on 12/09/2011)(Accession No. 0000898745-11-000809)
(d)	Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Filed as Exhibit (h)(11)(d) on 12/09/2011)(Accession No. 0000898745-11-000809)

17. PIMCO
(a)
Participation Agreement dated March 9, 2009 (Filed as Exhibit (h)16(a) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(b)
Novation and Amendment dated October 22, 2010 (Filed as Exhibit (h)16(b) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(c)	Novation 1 dated October 22, 2010 (Filed as Exhibit (h)16(c) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)
(d)	Novation 2 dated October 22, 2010 (Filed as Exhibit (h)16(d) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)
(e)
Administrative Services Agreement (PIMCO Services) dated March 9, 2009 (Filed as Exhibit (h)16(e) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(f)
Administrative Services Agreement (PIMCO Trust) dated March 9, 2009 (Filed as Exhibit (h)16(f) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(g)
Assignment and Amendment to Services Agreement dated March 29, 2012 (Filed as Exhibit (h)16(g) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(h)
Instrument of Accession and Amendment dated August, 29, 2012 (Filed as Exhibit (h)16(h) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

18. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Amendment 1 to Participation Agreement dated June 1, 2007 (Filed as Exhibit (h)(12)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h16(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
(e)	Amendment 4 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(12)(d) on 12/09/2011)(Accession No. 0000898745-11-000809)
(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h16(f) on 04/27/2015 (Accession No. 0001526622-15-000016)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)17(g) on 04/27/2017 (Accession No. 0001526622-17-000011)
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)

(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h16(j) on 04/27/2015 (Accession No. 0001526622-15-000016)

19. Putnam
(a)	Marketing and Administrative Servicing Agreement dated April 1, 2011 (Filed as Exhibit (h)(14)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Filed as Exhibit (h)(13)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h17(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
(d)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 - Filed as Ex 99(h)19(d) on 04/29/2021 (Accession No. 0001526622-21-000028)
(e)	Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(f)	Amendment 1 to Participation Agreement dated March 2, 2021 - Filed as Ex 99(h)19(f) on 04/29/2021 (Accession No. 0001526622-21-000028)
(g)	Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

20. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)17(a) on 04/28/2014 (Accession No. 0001526622-14-000005)

21. Van Eck
(a)	Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Administrative Services Agreement dated May 1, 2011 (Filed as Exhibit (h)(15)(c) on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Participation Agreement dated November 28, 2007 (Filed as Exhibit (h)(15)(d) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 1 to Participation Agreement dated April 24, 2009 (Filed as Exhibit (h)(15)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 2 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(f) on 12/09/2011)(Accession No. 0000898745-11-000809)
(g)	Amendment 3 to Service Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)18(j) on 04/28/2014 (Accession No. 0001526622-14-000005)
(i)	Amendment 5 to Service Agreement dated May 1, 2017 (Filed as Exhibit (h)20(k) on 04/26/2019 (Accession No. 0001526622-19-000011)
(j)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)21(j) on 04/28/2020 (Accession No. 0001526622-20-000017)
(k)	Shareholder Information Agreement dated November 28, 2007 (Filed as Exhibit (h)(14)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
(l)	Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)

22. Vanguard
(a)
Participation Agreement dated April 30, 2002 (Filed as Exhibit (h54) to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account) (Accession No. 0000898745-11-000207)

(b)
Amendment to Participation Agreement dated September 3, 2002 (Filed as Exhibit (h54) to to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(c)
Amendment 1 to Participation Agreement dated January 8, 2003 (Filed as Exhibit (h54) to to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(d) Amendment 2 to Participation Agreement dated April 15, 2007 (Filed as Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(e)
Amendment 3 to Participation Agreement dated September 11, 2007 (Filed as Exhibit (h54) to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(f)
Amendment 4 to Participation Agreement dated April 24, 2012 (Filed as Exhibit (h)21(f) to Form N-6 filed 4/30/2014 by Principal Life Insurance Company Variable Life Separate Account (Accession No. 0000812797-14-000039)

23. Wanger International
(a) Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)20(a) on 04/25/2016 (Accession No. 0001526622-16-000033)
(b) Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)20(b) on 04/25/2016 (Accession No. 0001526622-16-000033)

(i)	Administration Contracts
1.
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Exhibit 99.(k) on 10/25/2019 (Accession No. 0001526622-19-000038)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions
(1) Consent of Ernst & Young LLP - Filed as Ex 99(n)(1) on 04/29/2021 (Accession No. 0001526622-21-000028)
(2) Powers of Attorney - N/A
(3) Opinion of Counsel **

(o)	Financial Statements Schedules

Principal National Life Insurance Company

(1) Report of Independent Auditors on Schedules - Filed as Ex 99(o) on 04/29/2021 (Accession No. 0001526622-21-000028)

(2) Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2020 - Filed as Ex 99(o) on 04/29/2021 (Accession No. 0001526622-21-000028)

(3) Schedule III - Supplementary Insurance Information As of December 31, 2020, 2019, and 2018 and for each of the years then ended - Filed as Ex 99(o) on 04/29/2021 (Accession No. 0001526622-21-000028)

(4) Schedule IV - Reinsurance As of December 31, 2020, 2019, and 2018 and for each of the years then ended - Filed as Ex 99(o) on 04/29/2021 (Accession No. 0001526622-21-000028)

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption - Filed as Exhibit 99.(q) on 04/28/2020 (Accession No. 00015216622-20-000017)

* Filed herein
** To be filed by amendment

Item 31. Officers and Directors of the Depositor
Principal National Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
Amy C. Friedrich Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, President - U.S. Insurance Solutions
Kenneth A. McCullum Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President/Chief Risk Officer
Srinivas D. Reddy Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President - Retirement and Income Solutions
Nathan P. Schelhaas Principal Financial Group, Des Moines, IA 50392	Principal National Life: Chairman of the Board and President
Deanna D. Strable-Soethout Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Executive Vice President and Chief Financial Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
Matthew C. Ahmann(1)	Associate Vice President - Government Relations
Jon N. Couture(1)	Senior Vice President and Chief Human Resources Officer
David P. Desing(1)	Assistant Director - Treasury
Christopher P. Freese(1)	Chief Risk Officer - U.S. Insurance Solutions
Gina L. Graham(1)	Vice President and Treasurer
Patrick G. Halter	President - Principal Global Asset Management
Kathleen B. Kay(1)	Senior Vice President and Chief Information Officer
Christopher J. Littlefield	Executive Vice President and General Counsel
Dennis J. Menken(1)	Senior Vice President and Chief Investment Officer - General Account
Alex P. Montz(1)	Counsel
Kevin J. Morris(1)	Vice President and Chief Marketing Officer - RIS
Christopher D. Payne(1)	Vice President - Federal Government Relations
Angela R. Sanders(1)	Senior Vice President and Controller
Dwight N. Soethout	Vice President and Chief Actuary
Kathleen M. Souhrada(1)	Vice President - Non-Qualified and Life Administration
Elizabeth D. Swanson(1)	Counsel and Assistant Corporate Secretary
Traci L. Weldon(1)	Assistant Vice President - Compliance
Dan L. Westholm(1)	Assistant Vice President - Treasury
Richard H. Wireman II(1)	Vice President - Tax
Bethany A. Wood(1)	Senior Vice President and Chief Marketing Officer
Clint L. Woods(1)	Secretary

(1) Principal Business Address:
Principal Financial Group
Des Moines, IA 50392

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal National Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2020 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal National Life Insurance Company - Organizational Structure
(December 31, 2020)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	100
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	85.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	100
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	100

-->Finisterre Malta Limited*	Malta	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
--> Post Advisory Group, LLC*#<	Delaware	78.25
--> Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	100
-->Principal Trustee Company Private Limited*#	India	100
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40

-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Enterprise Services (India) LLP	India	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	90.55
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal National Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Alex P. Montz	Assistant Corporate Secretary
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Marty Richardson	Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$3,203,543.00	—	—	—

Item 35. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 36. Management Services
N/A
Item 37. Fee Representation
Principal National Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 30th day of September, 2021.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

	By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

Attest:

/s/ Clint Woods
Clint Woods
Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ N. P. Schelhaas	Chairman and President	September 30, 2021
N. P. Schelhaas

/s/ A. R. Sanders	Senior Vice President and Controller	September 30, 2021
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Director, Executive Vice President and Chief Financial Officer	September 30, 2021
D. D. Strable-Soethout	(Principal Financial Officer)

/s/ K. A. McCullum	Director, Senior Vice President and Chief Risk Officer	September 30, 2021
K. A. McCullum

/s/ A. C. Friedrich	Director	September 30, 2021
A. C. Friedrich

/s/ S. D. Reddy	Director	September 30, 2021
S. D. Reddy